UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2017

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global High Income Fund

Portfolio of Investments

December 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 45.9%
Industrial - 39.5%
Basic - 3.6%
AK Steel Corp.
7.625%, 10/01/21	U.S.$	556	$597,005
Aleris International, Inc.
7.875%, 11/01/20		664	665,660
Anglo American Capital PLC
4.125%, 4/15/21 (a)		200	203,500
ArcelorMittal
6.125%, 6/01/25		742	812,490
7.75%, 3/01/41		170	181,050
8.00%, 10/15/39		1,938	2,126,645
Ashland LLC
4.75%, 8/15/22		501	519,788
Axalta Coating Systems LLC
4.875%, 8/15/24 (a)		516	516,000
CF Industries, Inc.
4.95%, 6/01/43		595	486,413
5.375%, 3/15/44		514	424,209
Cliffs Natural Resources, Inc.
7.75%, 3/31/20 (a)		737	755,425
8.00%, 9/30/20 (a)		187	194,480
8.25%, 3/31/20 (a)		1,111	1,216,545
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		2,100	2,100,000
Constellium NV
5.75%, 5/15/24 (a)		400	374,000
First Quantum Minerals Ltd.
6.75%, 2/15/20 (a)		825	822,937
7.00%, 2/15/21 (a)		199	197,925
7.25%, 5/15/22 (a)		1,144	1,126,840
Freeport-McMoRan, Inc.
5.45%, 3/15/43		584	483,272
6.50%, 11/15/20 (a)		867	890,842
6.75%, 2/01/22 (a)		1,197	1,229,917
Grinding Media, Inc./MC Grinding Media Canada, Inc.
7.375%, 12/15/23 (a)		1,093	1,148,306
Ineos Finance PLC
4.00%, 5/01/23 (a)	EUR	790	859,801
INEOS Group Holdings SA
5.75%, 2/15/19 (a)		322	345,698
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)	U.S.$	3,215	3,536,500
Lecta SA
6.50%, 8/01/23 (a)	EUR	227	244,029
Lundin Mining Corp.
7.50%, 11/01/20 (a)	U.S.$	396	421,245
7.875%, 11/01/22 (a)		837	910,237
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (b)(c)(d)		2,857	286

	Principal Amount (000)		U.S. $ Value
Momentive Performance Materials, Inc.
3.88%, 10/24/21	U.S.$	3,472	$3,263,680
8.875%, 10/15/20 (b)(e)(f)		3,472	0
Novelis Corp.
5.875%, 9/30/26 (a)		1,573	1,588,730
6.25%, 8/15/24 (a)		987	1,046,220
Peabody Energy Corp.
6.00%, 11/15/18 (b)(c)		4,310	2,747,625
PQ Corp.
6.75%, 11/15/22 (a)		753	805,710
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)		2,064	2,120,760
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		238	276,080
SPCM SA
6.00%, 1/15/22 (a)		400	415,000
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)		384	382,560
6.375%, 8/15/22		423	440,978
Teck Resources Ltd.
5.20%, 3/01/42		174	153,120
5.40%, 2/01/43		3,158	2,794,830
6.25%, 7/15/41		238	229,356
8.00%, 6/01/21 (a)		50	55,000
8.50%, 6/01/24 (a)		71	81,828
United States Steel Corp.
8.375%, 7/01/21 (a)		932	1,030,354
W.R. Grace & Co.-Conn
5.625%, 10/01/24 (a)		386	405,300

			41,228,176

Capital Goods - 3.0%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)		1,194	994,005
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (a)		560	576,800
Apex Tool Group LLC
7.00%, 2/01/21 (a)		1,329	1,189,455
ARD Finance SA
6.625% (6.625% Cash or 7.375% PIK), 9/15/23 (a)(g)	EUR	522	548,247
7.125% (7.125% Cash or 7.875% PIK), 9/15/23 (a)(g)	U.S.$	587	579,662
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
7.25%, 5/15/24 (a)		2,150	2,265,562
Ashtead Capital, Inc.
5.625%, 10/01/24 (a)		456	477,660
Berry Plastics Corp.
5.50%, 5/15/22		409	425,360
Bombardier, Inc.
5.75%, 3/15/22 (a)		1,250	1,175,000

	Principal Amount (000)		U.S. $ Value
6.125%, 1/15/23 (a)	U.S.$	359	$342,271
7.50%, 3/15/25 (a)		418	412,992
7.75%, 3/15/20 (a)		552	580,980
8.75%, 12/01/21 (a)		769	816,101
EnPro Industries, Inc.
5.875%, 9/15/22		970	996,675
Gardner Denver, Inc.
6.875%, 8/15/21 (a)		926	921,370
GFL Environmental, Inc.
7.875%, 4/01/20 (a)		309	324,064
9.875%, 2/01/21 (a)		2,485	2,733,500
Herc Rentals, Inc.
7.75%, 6/01/24 (a)		2,939	3,089,624
KLX, Inc.
5.875%, 12/01/22 (a)		1,108	1,141,240
Manitowoc Foodservice, Inc.
9.50%, 2/15/24		662	762,955
Pactiv LLC
7.95%, 12/15/25		1,110	1,176,600
Plastipak Holdings, Inc.
6.50%, 10/01/21 (a)		846	884,070
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		1,012	1,033,505
7.00%, 7/15/24 (a)		1,040	1,105,650
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		366	373,320
Sealed Air Corp.
6.875%, 7/15/33 (a)		1,295	1,317,662
SIG Combibloc Holdings SCA
7.75%, 2/15/23 (a)	EUR	682	771,176
SPX FLOW, Inc.
5.625%, 8/15/24 (a)	U.S.$	339	341,543
5.875%, 8/15/26 (a)		367	367,000
Standard Industries, Inc./NJ
6.00%, 10/15/25 (a)		977	1,028,292
Terex Corp.
6.00%, 5/15/21		105	107,363
Textron Financial Corp.
6.00%, 2/15/67 (a)		575	418,313
TransDigm, Inc.
6.375%, 6/15/26 (a)		2,335	2,398,045
6.50%, 7/15/24		462	483,367
United Rentals North America, Inc.
5.50%, 5/15/27		477	473,423
5.75%, 11/15/24		2,058	2,160,900
5.875%, 9/15/26		225	231,469

			35,025,221

Communications - Media - 5.1%
Altice Financing SA
6.625%, 2/15/23 (a)		2,892	2,971,530
7.50%, 5/15/26 (a)		1,582	1,645,280

	Principal Amount (000)		U.S. $ Value
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	1,086	$1,420,777
CCO Holdings LLC/CCO Holdings Capital Corp.
5.375%, 5/01/25 (a)	U.S.$	128	131,840
5.75%, 1/15/24		166	173,470
5.875%, 4/01/24-5/01/27 (a)		877	921,228
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		948	964,590
6.375%, 9/15/20 (a)		426	438,780
7.75%, 7/15/25 (a)		861	947,100
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		555	555,000
Series B
6.50%, 11/15/22		2,499	2,555,227
CSC Holdings LLC
5.25%, 6/01/24		2,467	2,411,492
5.50%, 4/15/27 (a)		397	401,963
10.125%, 1/15/23 (a)		565	652,575
DISH DBS Corp.
5.875%, 11/15/24		3,394	3,492,426
Gray Television, Inc.
5.125%, 10/15/24 (a)		1,037	1,003,298
5.875%, 7/15/26 (a)		993	985,553
Hughes Satellite Systems Corp.
7.625%, 6/15/21		1,437	1,577,107
iHeartCommunications, Inc.
6.875%, 6/15/18		2,299	1,620,795
9.00%, 12/15/19-3/01/21		1,247	954,323
10.625%, 3/15/23		142	107,210
14.00% (12.00% Cash and 2.00% PIK), 2/01/21 (g)		607	231,343
Intelsat Connect Finance SA
12.50%, 4/01/22 (a)		699	429,578
Intelsat Jackson Holdings SA
5.50%, 8/01/23		1,330	896,154
8.00%, 2/15/24 (a)		216	221,940
9.50%, 9/30/22 (a)		516	574,050
Intelsat Luxembourg SA
7.75%, 6/01/21		518	169,645
LGE HoldCo VI BV
7.125%, 5/15/24 (a)	EUR	968	1,156,525
Liberty Interactive LLC
3.75%, 2/15/30 (h)	U.S.$	883	509,929
McClatchy Co. (The)
9.00%, 12/15/22		958	1,020,270
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (a)		1,700	1,712,750
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		2,168	2,276,400

	Principal Amount (000)		U.S. $ Value
Netflix, Inc.
4.375%, 11/15/26 (a)	U.S.$	1,552	$1,505,440
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		1,099	1,137,465
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		599	610,231
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 2/15/22		648	672,300
Radio One, Inc.
7.375%, 4/15/22 (a)		1,400	1,386,000
9.25%, 2/15/20 (a)		1,761	1,598,107
Sinclair Television Group, Inc.
5.625%, 8/01/24 (a)		1,500	1,533,750
6.125%, 10/01/22		1,487	1,550,197
TEGNA, Inc.
4.875%, 9/15/21 (a)		284	288,970
5.50%, 9/15/24 (a)		162	163,620
6.375%, 10/15/23		718	759,752
Time, Inc.
5.75%, 4/15/22 (a)		1,486	1,538,010
Townsquare Media, Inc.
6.50%, 4/01/23 (a)		976	932,080
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 1/15/25 (a)		1,078	1,072,610
6.25%, 1/15/29 (a)	EUR	496	577,015
Univision Communications, Inc.
5.125%, 2/15/25 (a)	U.S.$	1,064	1,017,450
Virgin Media Finance PLC
4.875%, 2/15/22		1,347	1,208,933
5.25%, 2/15/22		900	801,000
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (a)	GBP	128	157,435
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (a)		423	537,075
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (a)(g)	U.S.$	262	266,017
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 7/15/19		3,201	3,377,055
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)		634	634,000
Ziggo Secured Finance BV
5.50%, 1/15/27 (a)		1,013	987,472

			59,442,132

Communications - Telecommunications - 3.6%
Altice Luxembourg SA
7.25%, 5/15/22 (a)	EUR	1,332	1,498,694

	Principal Amount (000)		U.S. $ Value
CenturyLink, Inc.
Series W
6.75%, 12/01/23	U.S.$	437	$446,833
Cincinnati Bell, Inc.
7.00%, 7/15/24 (a)		1,151	1,217,182
Columbus Cable Barbados Ltd.
7.375%, 3/30/21 (a)		2,342	2,485,447
Communications Sales & Leasing, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		1,345	1,388,712
8.25%, 10/15/23		2,912	3,086,720
Embarq Corp.
7.995%, 6/01/36		1,600	1,500,000
Frontier Communications Corp.
6.25%, 9/15/21		373	353,418
6.875%, 1/15/25		45	38,138
7.125%, 1/15/23		11	9,955
7.625%, 4/15/24		1,768	1,582,360
7.875%, 1/15/27		834	690,135
9.00%, 8/15/31		450	383,625
10.50%, 9/15/22		4	4,205
11.00%, 9/15/25		267	275,678
InterXion Holding NV
6.00%, 7/15/20 (a)	EUR	2,601	2,866,434
Level 3 Financing, Inc.
5.375%, 1/15/24	U.S.$	478	482,780
6.125%, 1/15/21		596	618,350
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		454	472,160
SFR Group SA
5.375%, 5/15/22 (a)	EUR	264	291,100
5.625%, 5/15/24 (a)		386	428,037
6.00%, 5/15/22 (a)	U.S.$	1,610	1,652,262
7.375%, 5/01/26 (a)		1,429	1,464,725
Sprint Corp.
7.125%, 6/15/24		520	535,600
7.625%, 2/15/25		1,736	1,824,970
7.875%, 9/15/23		1,320	1,409,100
T-Mobile USA, Inc.
6.00%, 3/01/23		743	784,794
6.375%, 3/01/25		655	700,031
6.625%, 11/15/20		311	317,998
6.731%, 4/28/22		128	133,760
6.836%, 4/28/23		774	829,148
Telecom Italia Capital SA
7.20%, 7/18/36		483	476,112
7.721%, 6/04/38		1,700	1,767,405
Telecom Italia SpA/Milano
5.303%, 5/30/24 (a)		1,002	979,455
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		1,084	1,127,360
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		1,029	1,036,717
7.375%, 4/23/21 (a)		2,214	2,302,560

	Principal Amount (000)		U.S. $ Value
Windstream Services LLC
6.375%, 8/01/23	U.S.$	982	$876,435
7.75%, 10/01/21 (i)		1,715	1,763,020
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23		917	953,680
6.375%, 5/15/25		1,187	1,240,415

			42,295,510

Consumer Cyclical - Automotive - 2.0%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (a)		1,323	1,296,540
Allison Transmission, Inc.
5.00%, 10/01/24 (a)		369	372,690
BCD Acquisition, Inc.
9.625%, 9/15/23 (a)		2,184	2,336,880
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		2,285	2,282,144
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (a)		1,101	1,088,614
Dana Financing Luxembourg Sarl
6.50%, 6/01/26 (a)		1,379	1,441,055
Dana, Inc.
6.00%, 9/15/23		833	869,444
Exide Technologies
7.00%, 4/30/25 (d)(g)(h)		152	78,797
Series AI
7.00%, 4/30/25 (g)(h)(j)		4,113	2,138,875
11.00%, 4/30/20 (e)(g)		3,804	2,967,300
Gates Global LLC/Gates Global Co.
5.75%, 7/15/22 (a)	EUR	125	125,002
6.00%, 7/15/22 (a)	U.S.$	1,631	1,595,118
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28		400	424,000
8.75%, 8/15/20		112	133,560
IHO Verwaltungs GmbH
4.125% (4.125% Cash or 4.875% PIK), 9/15/21 (a)(g)		889	897,857
Meritor, Inc.
6.25%, 2/15/24		1,553	1,521,940
6.75%, 6/15/21		925	945,812
Navistar International Corp.
8.25%, 11/01/21		1,937	1,956,370
ZF North America Capital, Inc.
4.75%, 4/29/25 (a)		1,153	1,173,177

			23,645,175

Consumer Cyclical - Entertainment - 0.5%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25		1,115	1,140,087
5.875%, 11/15/26 (a)		1,180	1,206,550
Carlson Wagonlit BV
6.875%, 6/15/19 (a)		1,026	1,061,274
ClubCorp Club Operations, Inc.
8.25%, 12/15/23 (a)		546	578,760

	Principal Amount (000)		U.S. $ Value
Pinnacle Entertainment, Inc.
5.625%, 5/01/24 (a)	U.S.$	829	$831,073
Regal Entertainment Group
5.75%, 6/15/23-2/01/25		1,010	1,027,823

			5,845,567

Consumer Cyclical - Other - 3.2%
Beazer Homes USA, Inc.
5.75%, 6/15/19		879	909,765
7.50%, 9/15/21		1,307	1,339,675
8.75%, 3/15/22 (a)		99	106,920
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18 (b)(c)		700	502,250
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20		1,260	1,319,850
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
9.375%, 5/01/22		1,017	1,096,428
CalAtlantic Group, Inc.
6.625%, 5/01/20		1,332	1,461,870
8.375%, 5/15/18		2,362	2,562,770
Cirsa Funding Luxembourg SA
5.75%, 5/15/21 (a)	EUR	396	446,037
Diamond Resorts International, Inc.
7.75%, 9/01/23 (a)	U.S.$	1,139	1,139,000
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26		404	421,332
International Game Technology PLC
6.25%, 2/15/22 (a)		2,050	2,198,625
6.50%, 2/15/25 (a)		1,745	1,871,512
Isle of Capri Casinos, Inc.
5.875%, 3/15/21		41	42,435
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		2,257	1,692,750
7.25%, 10/15/20 (a)		778	733,498
KB Home
4.75%, 5/15/19		1,121	1,143,420
7.00%, 12/15/21		536	565,480
7.50%, 9/15/22		494	521,170
9.10%, 9/15/17		700	733,250
MDC Holdings, Inc.
5.50%, 1/15/24		150	154,875
6.00%, 1/15/43		3,220	2,704,800
Meritage Homes Corp.
6.00%, 6/01/25		1,895	1,918,687
7.00%, 4/01/22		1,012	1,095,490
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24 (a)		311	325,773
PulteGroup, Inc.
5.00%, 1/15/27		115	109,250
6.00%, 2/15/35		500	480,000
7.875%, 6/15/32		1,400	1,554,000

	Principal Amount (000)		U.S. $ Value
Safari Holding Verwaltungs GmbH
8.25%, 2/15/21 (a)	EUR	368	$406,488
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)	U.S.$	420	409,500
6.125%, 4/01/25 (a)		830	803,025
Studio City Co., Ltd.
5.875%, 11/30/19 (a)		737	757,268
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/01/24 (a)		2,266	2,288,660
5.875%, 4/15/23 (a)		875	888,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)(i)		785	778,720
Wynn Macau Ltd.
5.25%, 10/15/21 (a)		1,265	1,274,488

			36,757,186

Consumer Cyclical - Restaurants - 0.3%
1011778 BC ULC/New Red Finance, Inc.
6.00%, 4/01/22 (a)		1,991	2,080,595
Landry’s, Inc.
6.75%, 10/15/24 (a)		390	395,850
Pizzaexpress Financing 2 PLC
6.625%, 8/01/21 (a)	GBP	692	865,613

			3,342,058

Consumer Cyclical - Retailers - 1.7%
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)	U.S.$	1,663	1,595,366
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	762	647,971
Dufry Finance SCA
4.50%, 8/01/23 (a)	EUR	1,208	1,360,613
Group 1 Automotive, Inc.
5.00%, 6/01/22	U.S.$	372	367,350
JC Penney Corp., Inc.
5.875%, 7/01/23 (a)		26	26,813
6.375%, 10/15/36		421	354,166
7.40%, 4/01/37		600	540,000
L Brands, Inc.
6.875%, 11/01/35		230	234,600
6.95%, 3/01/33		500	500,000
7.60%, 7/15/37		1,000	1,022,500
Levi Strauss & Co.
5.00%, 5/01/25		1,380	1,380,000
Murphy Oil USA, Inc.
6.00%, 8/15/23		716	746,430
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (a)		362	268,785
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(g)		2,142	1,515,465

	Principal Amount (000)		U.S. $ Value
New Look Secured Issuer PLC
6.50%, 7/01/22 (a)	GBP	418	$490,674
Penske Automotive Group, Inc.
5.50%, 5/15/26	U.S.$	1,190	1,175,125
PetSmart, Inc.
7.125%, 3/15/23 (a)		2,676	2,729,520
Rite Aid Corp.
6.125%, 4/01/23 (a)		1,364	1,466,300
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		1,779	1,847,936
Sonic Automotive, Inc.
5.00%, 5/15/23		1,133	1,101,843

			19,371,457

Consumer Non-Cyclical - 6.2%
Acadia Healthcare Co., Inc.
6.50%, 3/01/24		838	856,855
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)		1,985	1,905,600
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.75%, 3/15/25 (a)		561	555,390
6.625%, 6/15/24 (a)		1,804	1,880,670
Alere, Inc.
6.375%, 7/01/23 (a)		392	389,550
7.25%, 7/01/18		765	774,562
Aramark Services, Inc.
5.125%, 1/15/24		274	282,563
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (a)(g)		1,809	1,139,670
9.25%, 2/15/19 (a)		1,553	1,316,167
Boparan Finance PLC
5.50%, 7/15/21 (a)	GBP	1,725	2,075,961
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24 (a)	EUR	400	440,595
Cerba European Lab SAS
7.00%, 2/01/20 (a)		959	1,032,861
Cerberus Nightingale 1 SARL
8.25%, 2/01/20 (a)		200	215,899
CHS/Community Health Systems, Inc.
6.875%, 2/01/22	U.S.$	5,247	3,646,665
8.00%, 11/15/19		408	338,640
Concordia International Corp.
7.00%, 4/15/23 (a)		186	58,590
9.50%, 10/21/22 (a)		3,137	1,113,635
DaVita, Inc.
5.00%, 5/01/25		1,674	1,646,797
Endo Finance LLC
5.75%, 1/15/22 (a)		126	111,195
Endo Finance LLC/Endo Finco, Inc.
7.25%, 1/15/22 (a)		332	305,440
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)		1,910	1,673,637
6.50%, 2/01/25 (a)(k)		2,080	1,742,000

	Principal Amount (000)		U.S. $ Value
Envision Healthcare Corp.
5.625%, 7/15/22	U.S.$	1,009	$1,040,279
6.25%, 12/01/24 (a)		694	732,170
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		3,247	3,214,530
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	133	168,417
HCA, Inc.
4.25%, 10/15/19	U.S.$	1,475	1,534,000
4.50%, 2/15/27		135	132,638
5.25%, 6/15/26		235	242,931
5.375%, 2/01/25		209	209,523
5.875%, 2/15/26		226	232,780
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		265	273,613
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	1,401	1,551,346
Horizon Pharma, Inc.
6.625%, 5/01/23 (i)	U.S.$	1,682	1,602,105
Horizon Pharma, Inc./Horizon Pharma USA, Inc.
8.75%, 11/01/24 (a)		686	694,575
HRG Group, Inc.
7.875%, 7/15/19		2,084	2,172,570
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		1,263	1,098,810
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		506	549,010
9.625%, 10/01/21 (a)		1,414	1,495,305
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (a)		439	440,097
4.875%, 11/01/26 (a)		440	435,325
LifePoint Health, Inc.
5.375%, 5/01/24 (a)		258	252,711
5.875%, 12/01/23		1,448	1,466,100
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		1,963	1,756,885
5.625%, 10/15/23 (a)		394	367,405
5.75%, 8/01/22 (a)		1,181	1,136,712
MEDNAX, Inc.
5.25%, 12/01/23 (a)		422	434,660
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (a)		1,563	1,645,214
Nature’s Bounty Co. (The)
7.625%, 5/15/21 (a)		2,770	2,866,950
Post Holdings, Inc.
5.00%, 8/15/26 (a)		442	423,215
7.75%, 3/15/24 (a)		605	671,550
8.00%, 7/15/25 (a)		1,024	1,146,880
Revlon Consumer Products Corp.
6.25%, 8/01/24		568	582,200

	Principal Amount (000)		U.S. $ Value
RSI Home Products, Inc.
6.50%, 3/15/23 (a)	U.S.$	2,212	$2,311,540
Spectrum Brands, Inc.
4.00%, 10/01/26 (a)	EUR	530	574,642
6.125%, 12/15/24	U.S.$	361	380,855
6.625%, 11/15/22		560	595,000
Surgical Care Affiliates, Inc.
6.00%, 4/01/23 (a)		480	496,800
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	1,525	1,749,767
Synlab Unsecured Bondco PLC
8.25%, 7/01/23 (a)		700	801,330
Tenet Healthcare Corp.
6.00%, 10/01/20	U.S.$	95	99,513
6.75%, 6/15/23		1,308	1,154,310
6.875%, 11/15/31		3,384	2,609,910
8.00%, 8/01/20		351	346,648
8.125%, 4/01/22		752	709,512
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (a)		230	172,500
5.875%, 5/15/23 (a)		396	298,980
6.125%, 4/15/25 (a)		3,163	2,376,204
7.25%, 7/15/22 (a)		635	519,112
Valvoline, Inc.
5.50%, 7/15/24 (a)		278	287,730
Vizient, Inc.
10.375%, 3/01/24 (a)		404	457,530
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	1,200	1,494,408

			71,509,739

Energy - 5.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24 (a)	U.S.$	897	928,395
Antero Resources Corp.
5.625%, 6/01/23		231	236,486
Berry Petroleum Co. LLC
6.50%, 9/15/22 (b)(c)		2,383	1,519,162
California Resources Corp.
5.00%, 1/15/20		291	239,348
5.50%, 9/15/21		299	234,715
6.00%, 11/15/24		232	169,360
8.00%, 12/15/22 (a)		1,271	1,131,190
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20		246	254,610
Cenovus Energy, Inc.
4.45%, 9/15/42		822	711,821
5.70%, 10/15/19		980	1,048,345
6.75%, 11/15/39		67	74,703
CHC Helicopter SA
9.25%, 10/15/20 (b)(c)(e)		6,269	2,977,965
9.375%, 6/01/21 (b)(c)(e)		326	110,942

	Principal Amount (000)		U.S. $ Value
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25 (a)	U.S.$	1,058	$1,079,488
7.00%, 6/30/24 (a)		1,805	1,953,912
Chesapeake Energy Corp.
4.875%, 4/15/22 (i)		2,475	2,258,437
6.125%, 2/15/21 (i)		349	340,275
8.00%, 1/15/25 (a)		1,030	1,050,600
Continental Resources, Inc./OK
3.80%, 6/01/24		96	88,560
4.90%, 6/01/44		212	181,260
5.00%, 9/15/22		346	349,249
DCP Midstream Operating LP
5.60%, 4/01/44		1,848	1,686,300
Denbury Resources, Inc.
4.625%, 7/15/23		439	352,298
5.50%, 5/01/22		406	354,235
Energy Transfer Equity LP
5.875%, 1/15/24		811	837,357
7.50%, 10/15/20		309	344,535
Ensco PLC
4.50%, 10/01/24		290	248,675
5.20%, 3/15/25		406	350,650
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		467	368,930
7.75%, 9/01/22		449	363,690
9.375%, 5/01/20		2,034	1,875,084
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		2,976	2,851,365
Golden Energy Offshore Services AS
5.00%, 12/31/17 (d)	NOK	9,162	212,200
Gulfport Energy Corp.
6.375%, 5/15/25 (a)	U.S.$	782	791,931
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (a)		462	467,775
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		1,570	1,122,550
Laredo Petroleum, Inc.
5.625%, 1/15/22		198	199,485
7.375%, 5/01/22		1,112	1,152,310
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (b)(c)(e)		766	323,635
8.625%, 4/15/20 (b)(c)(e)		802	342,855
Murphy Oil Corp.
6.875%, 8/15/24		208	221,520
Newfield Exploration Co.
5.625%, 7/01/24		646	673,455
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (a)		871	899,307
Noble Holding International Ltd.
5.25%, 3/15/42		191	126,060
7.20%, 4/01/25 (i)(l)		375	351,563
8.20%, 4/01/45 (k)		743	618,548
Northern Oil and Gas, Inc.
8.00%, 6/01/20		819	679,770

	Principal Amount (000)		U.S. $ Value
Oasis Petroleum, Inc.
6.875%, 3/15/22 (i)	U.S.$	931	$954,275
Pacific Drilling SA
5.375%, 6/01/20 (d)		2,442	879,120
Paragon Offshore PLC
6.75%, 7/15/22 (b)(c)(d)		933	163,275
7.25%, 8/15/24 (b)(c)(d)		3,719	650,825
PDC Energy, Inc.
6.125%, 9/15/24 (a)		490	501,025
PHI, Inc.
5.25%, 3/15/19		1,567	1,484,732
QEP Resources, Inc.
5.25%, 5/01/23		1,248	1,251,120
6.875%, 3/01/21		1,225	1,301,562
Range Resources Corp.
5.00%, 3/15/23 (a)(i)		928	918,720
Rowan Cos., Inc.
5.40%, 12/01/42		536	404,680
7.375%, 6/15/25		905	923,100
Sabine Pass Liquefaction LLC
5.75%, 5/15/24		424	454,740
5.875%, 6/30/26 (a)		578	622,795
Sanchez Energy Corp.
6.125%, 1/15/23		851	808,450
SandRidge Energy, Inc.
Zero Coupon, 10/04/20 (b)(h)		181	225,112
7.50%, 2/15/23 (b)(f)(j)		865	0
8.125%, 10/15/22 (b)(f)(j)		2,076	0
8.75%, 6/01/20 (b)(f)(j)		800	0
Seitel, Inc.
9.50%, 4/15/19		597	534,315
SM Energy Co.
5.00%, 1/15/24		635	598,488
5.625%, 6/01/25		725	699,625
6.75%, 9/15/26		584	601,520
Southern Star Central Corp.
5.125%, 7/15/22 (a)		1,200	1,215,000
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		1,216	1,282,880
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)		955	963,958
Transocean, Inc.
5.55%, 10/15/22 (k)		137	120,218
6.80%, 3/15/38		2,443	1,893,325
9.00%, 7/15/23 (a)		652	668,300
Vantage Drilling International
7.125%, 4/01/23 (b)(f)(j)		1,283	0
7.50%, 11/01/19 (b)(f)(j)		2,176	0
10.00%, 12/31/20 (j)		105	94,500
10.00%, 12/31/20 (d)		87	78,300
Weatherford International Ltd.
5.95%, 4/15/42		594	448,470
6.50%, 8/01/36		752	603,480
6.75%, 9/15/40		849	679,200

	Principal Amount (000)		U.S. $ Value
7.00%, 3/15/38	U.S.$	600	$499,500
9.875%, 2/15/24 (a)		1,686	1,796,635
Whiting Petroleum Corp.
1.25%, 4/01/20 (h)		542	475,605
5.00%, 3/15/19		593	595,319
WPX Energy, Inc.
5.25%, 9/15/24 (i)		1,294	1,255,180
8.25%, 8/01/23		187	208,973

			61,611,228

Other Industrial - 0.7%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		945	876,487
9.00%, 10/15/18 (a)	EUR	633	606,358
B456 Systems, Inc.
3.75%, 12/31/49 (b)(j)	U.S.$	955	57,300
General Cable Corp.
5.75%, 10/01/22		967	937,990
Laureate Education, Inc.
9.25%, 9/01/19 (a)		3,844	3,925,685
Liberty Tire Recycling LLC
11.00%, 3/31/21 (d)(f)(g)		1,459	937,600
Modular Space Corp.
10.25%, 1/31/19 (a)(b)(c)		1,176	649,740

			7,991,160

Services - 1.0%
APX Group, Inc.
6.375%, 12/01/19		469	482,484
7.875%, 12/01/22		1,746	1,890,045
8.75%, 12/01/20		859	865,442
eDreams ODIGEO SA
8.50%, 8/01/21 (a)	EUR	2,075	2,315,304
GEO Group, Inc. (The)
5.125%, 4/01/23	U.S.$	162	155,520
5.875%, 1/15/22-10/15/24		670	674,910
6.00%, 4/15/26		522	512,865
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		3,221	3,506,864
Service Corp. International/US
7.50%, 4/01/27		1,500	1,740,000

			12,143,434

Technology - 2.4%
Amkor Technology, Inc.
6.375%, 10/01/22		2,681	2,794,942
Avaya, Inc.
10.50%, 3/01/21 (d)		2,815	1,210,450
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		3,000	2,803,125
BMC Software, Inc.
7.25%, 6/01/18		66	66,330

	Principal Amount (000)		U.S. $ Value
Boxer Parent Co., Inc.
9.00% (9.00% Cash or 9.75% PIK), 10/15/19 (a)(g)	U.S.$	386	$361,875
CDW LLC/CDW Finance Corp.
5.00%, 9/01/23		740	740,925
5.50%, 12/01/24		270	276,075
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		897	921,668
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (a)		411	189,060
Conduent Finance, Inc./Xerox Business Services LLC
10.50%, 12/15/24 (a)		1,371	1,466,970
Dell, Inc.
6.50%, 4/15/38		1,345	1,267,663
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (a)		472	524,004
Energizer Holdings, Inc.
5.50%, 6/15/25 (a)		1,311	1,314,277
First Data Corp.
6.75%, 11/01/20 (a)		273	283,238
General Cable Corp.
4.50%, 11/15/29 (h)(k)		1,158	905,411
Goodman Networks, Inc.
12.125%, 7/01/18 (j)		2,020	606,000
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (a)(g)		679	699,370
Infor US, Inc.
6.50%, 5/15/22		1,286	1,340,655
Micron Technology, Inc.
5.25%, 8/01/23-1/15/24 (a)		950	949,511
5.50%, 2/01/25		2,844	2,829,780
Nokia OYJ
6.625%, 5/15/39		527	555,985
NXP BV/NXP Funding LLC
5.75%, 3/15/23 (a)		924	974,820
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		342	351,190
5.375%, 4/15/23 (a)		720	734,400
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		1,504	1,692,000
Sophia LP/Sophia Finance, Inc.
9.00%, 9/30/23 (a)		438	465,375
Western Digital Corp.
10.50%, 4/01/24 (a)		1,760	2,081,200

			28,406,299

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.1%
UAL Pass-Through Trust
Series 2007-1A
6.636%, 7/02/22	U.S.$	1,189	$1,277,992

Transportation - Services - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		311	290,007
5.50%, 4/01/23		524	514,830
Carlson Travel, Inc.
6.75%, 12/15/23 (a)		255	265,200
CEVA Group PLC
9.00%, 9/01/21 (a)		1,836	1,202,580
EC Finance PLC
5.125%, 7/15/21 (a)	EUR	836	916,316
Europcar Groupe SA
5.75%, 6/15/22 (a)(i)		670	744,418
Hertz Corp. (The)
5.50%, 10/15/24 (a)(i)	U.S.$	3,513	3,069,484
XPO CNW, Inc.
6.70%, 5/01/34		1,371	1,110,510
7.25%, 1/15/18		620	636,740
XPO Logistics, Inc.
6.125%, 9/01/23 (a)		312	326,040
6.50%, 6/15/22 (a)		206	216,300

			9,292,425

			459,184,759

Financial Institutions - 5.1%
Banking - 3.1%
Ally Financial, Inc.
8.00%, 11/01/31		1,151	1,332,283
Banco Bilbao Vizcaya Argentaria SA
8.875%, 4/14/21 (a)(m)	EUR	600	679,022
Bank of Ireland
Series E
10.00%, 2/12/20 (a)		1,130	1,454,037
Barclays Bank PLC
6.86%, 6/15/32 (a)(m)	U.S.$	166	186,750
7.625%, 11/21/22		1,479	1,623,202
7.70%, 4/25/18 (a)(m)		1,105	1,148,968
7.75%, 4/10/23		1,437	1,510,862
Barclays PLC
8.00%, 12/15/20 (m)	EUR	263	292,074
BBVA International Preferred SAU
1.337% (EURIBOR 3 Month + 1.65%), 3/22/17 (m)(n)		609	551,315
1.636% (EURIBOR 3 Month + 1.95%), 3/20/17 (a)(m)(n)		1,650	1,532,790
Citigroup, Inc.
5.95%, 1/30/23 (m)	U.S.$	2,689	2,725,974
Credit Agricole SA
7.589%, 1/30/20 (m)	GBP	1,000	1,343,316
8.125%, 12/23/25 (a)(m)	U.S.$	1,461	1,537,702

	Principal Amount (000)		U.S. $ Value
Credit Suisse Group AG
7.50%, 12/11/23 (a)(m)	U.S.$	4,437	$4,647,757
HT1 Funding GmbH
6.352%, 6/30/17 (i)(m)	EUR	1,550	1,454,578
Intesa Sanpaolo SpA
5.71%, 1/15/26 (a)	U.S.$	2,690	2,567,011
Lloyds Banking Group PLC
6.413%, 10/01/35 (a)(m)		235	252,038
6.657%, 5/21/37 (a)(m)		98	105,350
7.50%, 6/27/24 (m)		528	543,840
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (m)		4,077	4,158,540
SNS Bank NV
11.25%, 12/31/49 (b)(c)(f)(j)	EUR	620	0
Societe Generale SA
7.375%, 9/13/21 (a)(m)	U.S.$	2,021	2,010,895
8.00%, 9/29/25 (a)(m)		1,124	1,119,785
UBS Group AG
7.00%, 2/19/25 (a)(m)		2,065	2,166,763
Zions Bancorporation
5.65%, 11/15/23		508	518,795

			35,463,647

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (b)		1,690	99,879

Finance - 1.0%
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (a)(g)		2,692	80,761
Creditcorp
12.00%, 7/15/18 (d)		1,300	1,027,000
Enova International, Inc.
9.75%, 6/01/21		2,216	2,210,460
ILFC E-Capital Trust II
4.92% (H15T 30 Year + 1.80%), 12/21/65 (a)(n)		2,000	1,760,000
Navient Corp.
5.50%, 1/15/19		2,496	2,589,600
5.875%, 3/25/21		572	593,450
6.125%, 3/25/24		250	242,813
6.625%, 7/26/21		231	244,282
7.25%, 1/25/22		377	399,149
8.00%, 3/25/20		233	258,490
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		2,901	2,531,122

			11,937,127

Insurance - 0.4%
Genworth Holdings, Inc.
2.908% (LIBOR 3 Month + 2.00%), 11/15/66 (n)		240	110,400
7.625%, 9/24/21		1,216	1,121,760

	Principal Amount (000)		U.S. $ Value
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	U.S.$	2,559	$2,878,875

			4,111,035

Other Finance - 0.6%
CNG Holdings, Inc.
9.375%, 5/15/20 (a)		601	521,368
Curo Group Holdings Corp.
12.00%, 11/15/17 (d)		1,711	1,454,350
iPayment, Inc.
9.50%, 12/15/19 (d)		2,315	2,372,526
Lincoln Finance Ltd.
6.875%, 4/15/21 (a)	EUR	1,139	1,301,240
7.375%, 4/15/21 (a)	U.S.$	311	331,215
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (d)		778	744,935

			6,725,634

REITS - 0.0%
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/01/26		155	151,900
5.50%, 5/01/24		264	266,640

			418,540

			58,755,862

Utility - 1.3%
Electric - 1.3%
AES Corp./VA
4.875%, 5/15/23		1,013	1,000,540
7.375%, 7/01/21		634	706,213
Calpine Corp.
5.50%, 2/01/24		985	950,525
5.75%, 1/15/25		1,388	1,339,420
7.875%, 1/15/23 (a)		120	125,100
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (a)	EUR	1,501	1,655,284
DPL, Inc.
6.75%, 10/01/19	U.S.$	343	349,003
Dynegy, Inc.
7.375%, 11/01/22		775	740,125
7.625%, 11/01/24		981	904,972
Emera, Inc.
Series 2016-A
6.75%, 6/15/76		1,134	1,213,380
GenOn Energy, Inc.
9.50%, 10/15/18		1,450	1,024,969
NRG Energy, Inc.
7.25%, 5/15/26 (a)		1,791	1,782,045
NRG Yield Operating LLC
5.375%, 8/15/24		843	847,215
Talen Energy Supply LLC
4.60%, 12/15/21		1,475	1,168,937

	Principal Amount (000)		U.S. $ Value
Texas Competitive/TCEH
11.50%, 10/01/20 (b)(d)(f)	U.S.$	626	$0
Viridian Group FundCo II Ltd.
7.50%, 3/01/20 (a)	EUR	1,311	1,469,726

			15,277,454

Total Corporates - Non-Investment Grade (cost $545,840,821)			533,218,075

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.9%
Risk Share Floating Rate - 9.0%
Bellemeade Re II Ltd.
Series 2016-1A, Class B1
12.756% (LIBOR 1 Month + 12.00%), 4/25/26 (d)(n)	U.S.$	283	290,697
Series 2016-1A, Class M2B
7.256% (LIBOR 1 Month + 6.50%), 4/25/26 (d)(n)		3,572	3,620,601
Bellemeade Re Ltd.
Series 2015-1A, Class M2
5.056% (LIBOR 1 Month + 4.30%), 7/25/25 (d)(n)		1,220	1,228,428
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.906% (LIBOR 1 Month + 7.15%), 7/25/23 (n)		2,350	2,781,379
Series 2013-DN2, Class M2
5.006% (LIBOR 1 Month + 4.25%), 11/25/23 (n)		1,925	2,033,120
Series 2014-DN1, Class M3
5.256% (LIBOR 1 Month + 4.50%), 2/25/24 (n)		1,939	2,118,574
Series 2014-DN2, Class M3
4.356% (LIBOR 1 Month + 3.60%), 4/25/24 (n)		514	533,004
Series 2014-DN3, Class M3
4.756% (LIBOR 1 Month + 4.00%), 8/25/24 (n)		800	834,979
Series 2014-DN4, Class M3
5.306% (LIBOR 1 Month + 4.55%), 10/25/24 (n)		500	534,988
Series 2014-HQ1, Class M3
4.856% (LIBOR 1 Month + 4.10%), 8/25/24 (n)		1,686	1,782,215
Series 2014-HQ2, Class M3
4.506% (LIBOR 1 Month + 3.75%), 9/25/24 (n)		3,710	3,889,673
Series 2014-HQ3, Class M3
5.506% (LIBOR 1 Month + 4.75%), 10/25/24 (n)		5,055	5,480,062
Series 2015-DN1, Class B
12.256% (LIBOR 1 Month + 11.50%), 1/25/25 (n)		521	634,425

	Principal Amount (000)		U.S. $ Value
Series 2015-DN1, Class M3
4.906% (LIBOR 1 Month + 4.15%), 1/25/25 (n)	U.S.$	1,700	$1,794,528
Series 2015-DNA1, Class B
9.956% (LIBOR 1 Month + 9.20%), 10/25/27 (n)		599	708,929
Series 2015-DNA1, Class M3
4.056% (LIBOR 1 Month + 3.30%), 10/25/27 (n)		480	502,461
Series 2015-DNA2, Class B
8.306% (LIBOR 1 Month + 7.55%), 12/25/27 (n)		1,464	1,543,614
Series 2015-DNA3, Class B
10.106% (LIBOR 1 Month + 9.35%), 4/25/28 (n)		1,032	1,104,253
Series 2015-HQ1, Class B
11.506% (LIBOR 1 Month + 10.75%), 3/25/25 (n)		3,957	4,645,371
Series 2015-HQ1, Class M3
4.556% (LIBOR 1 Month + 3.80%), 3/25/25 (n)		530	561,127
Series 2015-HQA1, Class B
9.556% (LIBOR 1 Month + 8.80%), 3/25/28 (n)		1,015	1,039,349
Series 2015-HQA1, Class M3
5.456% (LIBOR 1 Month + 4.70%), 3/25/28 (n)		1,455	1,557,593
Series 2016-DNA2, Class B
11.256% (LIBOR 1 Month + 10.50%), 10/25/28 (n)		864	974,217
Series 2016-DNA2, Class M3
5.406% (LIBOR 1 Month + 4.65%), 10/25/28 (n)		811	864,501
Series 2016-DNA3, Class B
12.006% (LIBOR 1 Month + 11.25%), 12/25/28 (n)		2,784	3,231,104
Series 2016-DNA3, Class M3
5.756% (LIBOR 1 Month + 5.00%), 12/25/28 (n)		1,113	1,206,047
Series 2016-DNA4, Class B
9.356% (LIBOR 1 Month + 8.60%), 3/25/29 (n)		397	392,232
Series 2016-HQA2, Class B
12.256% (LIBOR 1 Month + 11.50%), 11/25/28 (n)		423	491,276
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
6.006% (LIBOR 1 Month + 5.25%), 10/25/23 (n)		1,451	1,597,283
Series 2014-C01, Class M2
5.156% (LIBOR 1 Month + 4.40%), 1/25/24 (n)		3,991	4,253,439

	Principal Amount (000)		U.S. $ Value
Series 2014-C02, Class 1M2
3.356% (LIBOR 1 Month + 2.60%), 5/25/24 (n)	U.S.$	490	$482,629
Series 2014-C03, Class 1M2
3.756% (LIBOR 1 Month + 3.00%), 7/25/24 (n)		1,147	1,149,781
Series 2014-C04, Class 1M2
5.656% (LIBOR 1 Month + 4.90%), 11/25/24 (n)		3,900	4,259,846
Series 2014-C04, Class 2M2
5.756% (LIBOR 1 Month + 5.00%), 11/25/24 (n)		672	728,758
Series 2015-C01, Class 1M2
5.056% (LIBOR 1 Month + 4.30%), 2/25/25 (n)		3,896	4,095,060
Series 2015-C01, Class 2M2
5.306% (LIBOR 1 Month + 4.55%), 2/25/25 (n)		2,154	2,273,354
Series 2015-C02, Class 1M2
4.756% (LIBOR 1 Month + 4.00%), 5/25/25 (n)		1,119	1,167,343
Series 2015-C02, Class 2M2
4.756% (LIBOR 1 Month + 4.00%), 5/25/25 (n)		2,095	2,186,373
Series 2015-C03, Class 1M2
5.756% (LIBOR 1 Month + 5.00%), 7/25/25 (n)		3,190	3,434,684
Series 2015-C03, Class 2M2
5.756% (LIBOR 1 Month + 5.00%), 7/25/25 (n)		2,748	2,960,239
Series 2015-C04, Class 1M2
6.456% (LIBOR 1 Month + 5.70%), 4/25/28 (n)		3,342	3,680,668
Series 2015-C04, Class 2M2
6.306% (LIBOR 1 Month + 5.55%), 4/25/28 (n)		1,298	1,415,168
Series 2016-C01, Class 1B
12.506% (LIBOR 1 Month + 11.75%), 8/25/28 (n)		685	818,367
Series 2016-C01, Class 1M2
7.506% (LIBOR 1 Month + 6.75%), 8/25/28 (n)		2,077	2,405,773
Series 2016-C01, Class 2M2
7.706% (LIBOR 1 Month + 6.95%), 8/25/28 (n)		761	875,708
Series 2016-C02, Class 1B
13.006% (LIBOR 1 Month + 12.25%), 9/25/28 (n)		450	566,384
Series 2016-C02, Class 1M2
6.756% (LIBOR 1 Month + 6.00%), 9/25/28 (n)		2,375	2,654,686
Series 2016-C03, Class 1B
12.506% (LIBOR 1 Month + 11.75%), 10/25/28 (n)		374	442,415

	Principal Amount (000)		U.S. $ Value
Series 2016-C03, Class 2B
13.506% (LIBOR 1 Month + 12.75%), 10/25/28 (n)	U.S.$	840	$1,054,862
Series 2016-C03, Class 2M2
6.656% (LIBOR 1 Month + 5.90%), 10/25/28 (n)		3,707	4,102,223
Series 2016-C04, Class 1B
11.006% (LIBOR 1 Month + 10.25%), 1/25/29 (n)		1,494	1,645,294
Series 2016-C04, Class 1M2
5.006% (LIBOR 1 Month + 4.25%), 1/25/29 (n)		1,089	1,127,935
Series 2016-C05, Class 2B
11.244% (LIBOR 1 Month + 10.75%), 1/25/29 (n)		1,824	2,054,125
Series 2016-C05, Class 2M2
5.206% (LIBOR 1 Month + 4.45%), 1/25/29 (n)		1,486	1,542,737
Series 2016-C06, Class 1B
10.006% (LIBOR 1 Month + 9.25%), 4/25/29 (n)		1,288	1,326,869
Series 2016-C07, Class 2B
10.256% (LIBOR 1 Month + 9.50%), 4/25/29 (n)		1,562	1,611,946
Series 2016-C07, Class 2M2
5.106% (LIBOR 1 Month + 4.35%), 4/25/29 (n)		918	942,715
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
6.256% (LIBOR 1 Month + 5.50%), 10/25/25 (a)(n)		1,433	1,398,681
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
6.256% (LIBOR 1 Month + 5.50%), 11/25/25 (d)(n)		617	616,261

			105,250,353

Non-Agency Fixed Rate - 2.6%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		1,092	935,615
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		937	755,437
Series 2006-42, Class 1A6
6.00%, 1/25/47		878	744,387
Series 2006-HY12, Class A5
2.966%, 8/25/36		1,906	1,802,430
Series 2006-J1, Class 1A10
5.50%, 2/25/36		1,671	1,459,899
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,113	928,958
Series 2007-13, Class A2
6.00%, 6/25/47		1,374	1,189,980

	Principal Amount (000)		U.S. $ Value
BCAP LLC Trust
Series 2009-RR13, Class 17A3
5.913%, 4/26/37 (a)	U.S.$	536	$417,645
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
3.183%, 5/25/47		359	333,090
Series 2007-4, Class 22A1
4.64%, 6/25/47		1,218	1,111,280
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)		809	585,119
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		712	508,590
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		1,882	1,691,925
Series 2006-AR3, Class 1A2A
3.212%, 6/25/36		1,108	1,016,708
Series 2007-AR4, Class 1A1A
5.135%, 3/25/37		270	229,481
Series 2010-3, Class 2A2
6.003%, 8/25/37 (a)		468	411,483
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		1,350	1,160,691
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-4, Class 1A39
6.00%, 5/25/37		561	472,719
Series 2007-HY4, Class 1A1
3.13%, 9/25/47		411	377,825
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)		120	89,947
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (a)		623	611,711
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		611	519,135
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.809%, 9/25/36		844	692,662
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		754	594,002
IndyMac Index Mortgage Loan Trust
Series 2005-AR15, Class A1
3.006%, 9/25/35		857	732,741
Series 2006-AR37, Class 2A1
3.708%, 2/25/37		608	476,534
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		462	410,279
Series 2007-12, Class 3A22
6.00%, 8/25/37		135	115,894

	Principal Amount (000)		U.S. $ Value
Residential Accredit Loans, Inc. Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35	U.S.$	710	$674,497
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		260	215,177
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
3.152%, 9/25/35		906	829,139
Series 2006-9, Class 4A1
3.103%, 10/25/36		645	547,539
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-7, Class A4
4.433%, 9/25/36		1,845	1,004,959
Series 2006-9, Class A4
4.876%, 10/25/36		1,846	946,703
Series 2007-HY3, Class 4A1
2.808%, 3/25/37		1,572	1,495,150
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		1,443	1,305,291
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
3.148%, 12/28/37		1,975	1,812,639
Series 2007-AR8, Class A1
3.15%, 11/25/37		798	709,728

			29,916,989

Non-Agency Floating Rate - 1.2%
Alternative Loan Trust
Series 2007-7T2, Class A3
1.356% (LIBOR 1 Month + 0.60%), 4/25/37 (n)		3,185	1,218,906
Citigroup Mortgage Loan Trust
Series 2005-8, Class 2A2
4.044% (4.80% - LIBOR 1 Month), 9/25/35 (n)(o)		664	43,514
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
1.356% (LIBOR 1 Month + 0.60%), 8/25/37 (n)		814	586,485
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
1.006% (LIBOR 1 Month + 0.25%), 4/25/37 (n)		486	220,183
Series 2007-FA2, Class 1A6
4.794% (5.55% - LIBOR 1 Month), 4/25/37(n) (o)		165	26,366
Lehman XS Trust
Series 2007-10H, Class 2AIO
6.383% (7.00% - LIBOR 1 Month), 7/25/37 (n)(o)		543	125,725

	Principal Amount (000)		U.S. $ Value
Residential Accredit Loans, Inc. Trust
Series 2006-QS18, Class 2A2
5.794% (6.55% - LIBOR 1 Month), 12/25/36 (n)(o)	U.S.$	5,561	$1,044,239
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
2.067% (12MTA + 1.50%), 8/25/47 (n)		1,944	1,628,881
Wachovia Mortgage Loan Trust Series
Series 2006-ALT1, Class A2
0.936% (LIBOR 1 Month + 0.18%), 1/25/37 (n)		13,173	9,037,506

			13,931,805

Agency Floating Rate - 0.1%
Government National Mortgage Association
Series 2016-120, Class NS
5.361% (6.10% - LIBOR 1 Month), 9/20/46 (n)(o)		2,607	673,014

Total Collateralized Mortgage Obligations (cost $143,202,079)			149,772,161

GOVERNMENTS - TREASURIES - 11.9%
Colombia - 0.5%
Colombian TES
Series B
7.00%, 5/04/22	COP	7,223,500	2,440,797
10.00%, 7/24/24		8,000,000	3,145,783

			5,586,580

Indonesia - 0.4%
Indonesia Treasury Bond
Series FR53
8.25%, 7/15/21	IDR	35,835,000	2,725,029
Series FR61
7.00%, 5/15/22		23,655,000	1,702,565

			4,427,594

Mexico - 0.3%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	90,000	4,233,610

Russia - 0.8%
Russian Federal Bond - OFZ
Series 6209
7.60%, 7/20/22	RUB	37,074	590,368
Series 6212
7.05%, 1/19/28		185,020	2,757,297
Series 6217
7.50%, 8/18/21		360,108	5,736,368

			9,084,033

	Principal Amount (000)		U.S. $ Value
South Africa - 1.1%
Republic of South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	148,909	$11,954,801
Series R204
8.00%, 12/21/18		10,750	783,487

			12,738,288

United States - 8.8%
U.S. Treasury Bonds
2.75%, 11/15/42 (p)	U.S.$	3,000	2,833,476
3.125%, 2/15/42 (i)		4,000	4,058,908
4.50%, 2/15/36 (q)		2,400	3,036,749
5.00%, 5/15/37 (p)(q)		3,500	4,699,433
5.25%, 2/15/29 (i)(q)		5,750	7,349,667
6.125%, 11/15/27 (p)(q)		2,200	2,952,468
8.125%, 5/15/21 (i)		26,250	33,128,314
U.S. Treasury Notes
0.875%, 4/15/19 (i)(q)		43,074	42,687,023
2.25%, 11/15/25 (q)		2,000	1,974,376

			102,720,414

Total Governments - Treasuries (cost $139,331,408)			138,790,519

CORPORATES - INVESTMENT GRADE - 7.7%
Industrial - 4.1%
Basic - 1.1%
Braskem Finance Ltd.
6.45%, 2/03/24		1,972	2,075,530
CF Industries, Inc.
3.40%, 12/01/21 (a)		396	391,838
4.50%, 12/01/26 (a)		542	532,728
FMG Resources (August 2006) Pty Ltd.
9.75%, 3/01/22 (a)		510	591,636
Georgia-Pacific LLC
8.875%, 5/15/31		1	1,482
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (a)		272	269,280
Glencore Funding LLC
4.00%, 4/16/25 (a)		86	84,280
4.625%, 4/29/24 (a)		341	348,672
Minsur SA
6.25%, 2/07/24 (a)		891	934,985
Mosaic Co. (The)
5.625%, 11/15/43		167	160,937
Southern Copper Corp.
7.50%, 7/27/35		3,300	3,811,163
WestRock MWV LLC
7.95%, 2/15/31		1,000	1,316,018
Weyerhaeuser Co.
7.375%, 3/15/32		1,790	2,266,801

			12,785,350

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.4%
General Electric Co.
Series D
5.00%, 1/21/21 (m)	U.S.$	1,681	$1,744,374
Lafarge SA
7.125%, 7/15/36		800	968,283
Masco Corp.
5.95%, 3/15/22		405	447,525
Owens Corning
7.00%, 12/01/36 (l)		1,340	1,588,776

			4,748,958

Communications - Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464%, 7/23/22		1,039	1,085,787
4.908%, 7/23/25		1,195	1,259,446
Clear Channel Communications. Inc.
12.00%, 8/01/21		607	0
Cox Communications, Inc.
4.50%, 6/30/43 (a)		135	114,316
4.70%, 12/15/42 (a)		259	225,213
Sirius XM Radio, Inc.
5.25%, 8/15/22 (a)		286	297,440

			2,982,202

Communications - Telecommunications - 0.3%
Qwest Corp.
6.50%, 6/01/17		610	621,102
6.875%, 9/15/33		1,335	1,274,673
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (a)		1,627	1,626,024

			3,521,799

Consumer Cyclical - Automotive - 0.1%
General Motors Financial Co., Inc.
3.20%, 7/06/21		1,150	1,140,405
3.45%, 4/10/22		622	615,118

			1,755,523

Consumer Cyclical - Other - 0.0%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)		115	115,575

Consumer Non-Cyclical - 0.3%
BRF SA
4.75%, 5/22/24 (a)		428	415,802
Forest Laboratories LLC
5.00%, 12/15/21 (a)		803	868,190
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		364	368,095
5.875%, 8/01/21 (a)		1,318	1,374,015
6.625%, 8/15/22		346	364,597

			3,390,699

	Principal Amount (000)		U.S. $ Value
Energy - 0.8%
Enterprise Products Operating LLC
Series A
4.593% (LIBOR 3 Month + 3.71%), 8/01/66 (n)	U.S.$	1,208	$1,136,160
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		328	401,949
7.80%, 8/01/31 (i)		1,066	1,317,893
Marathon Petroleum Corp.
4.75%, 9/15/44		69	61,169
Nabors Industries, Inc.
5.50%, 1/15/23 (a)		1,146	1,193,272
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		546	554,040
5.50%, 4/15/23		1,193	1,231,772
Williams Partners LP
3.35%, 8/15/22		1,391	1,369,305
5.10%, 9/15/45		876	832,593
Williams Partners LP/ACMP Finance Corp.
4.875%, 5/15/23		681	693,713

			8,791,866

Other Industrial - 0.0%
Fresnillo PLC
5.50%, 11/13/23 (a)		306	319,770

Technology - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
6.02%, 6/15/26 (a)		1,120	1,213,292
8.35%, 7/15/46 (a)		524	645,195
Hewlett Packard Enterprise Co.
6.35%, 10/15/45		215	217,172
Micron Technology, Inc.
7.50%, 9/15/23 (a)		497	550,427
Seagate HDD Cayman
4.75%, 1/01/25		1,948	1,855,850
4.875%, 6/01/27		1,320	1,189,633
Verisk Analytics, Inc.
5.50%, 6/15/45		636	676,349
Western Digital Corp.
7.375%, 4/01/23 (a)		1,058	1,163,800

			7,511,718

Transportation - Airlines - 0.2%
America West Airlines Pass-Through Trust
Series 1999-1G, Class G
7.93%, 1/02/19		728	768,659

	Principal Amount (000)		U.S. $ Value
Delta Air Lines Pass-Through Trust
Series 2007-1A
6.821%, 8/10/22	U.S.$	679	$781,188
Northwest Airlines Pass-Through Trust
Series 2000-1, Class G
7.15%, 10/01/19		343	358,526

			1,908,373

			47,831,833

Financial Institutions - 3.0%
Banking - 1.0%
ABN AMRO Bank NV
Series E
6.25%, 4/27/22 (a)		292	323,200
BNP Paribas SA
7.625%, 3/30/21 (a)(m)		833	878,898
BPCE SA
5.70%, 10/22/23 (a)		208	218,667
Citigroup, Inc.
3.50%, 5/15/23		105	104,661
Danske Bank A/S
Series E
5.684%, 2/15/17 (m)	GBP	720	887,328
HSBC Holdings PLC
3.60%, 5/25/23	U.S.$	622	625,607
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (a)		1,337	1,401,219
JPMorgan Chase & Co.
Series V
5.00%, 7/01/19 (m)		210	209,475
Morgan Stanley
4.10%, 5/22/23		1,648	1,691,708
Nationwide Building Society
4.00%, 9/14/26 (a)		2,348	2,234,904
Regions Bank/Birmingham AL
6.45%, 6/26/37		1,500	1,689,192
Standard Chartered PLC
3.95%, 1/11/23 (a)(i)		1,301	1,271,375

			11,536,234

Brokerage - 0.2%
E*TRADE Financial Corp.
5.375%, 11/15/22		810	857,154
GFI Group, Inc.
8.375%, 7/19/18		991	1,065,325

			1,922,479

Finance - 0.1%
International Lease Finance Corp.
8.25%, 12/15/20		665	774,725
8.75%, 3/15/17		282	285,877
8.875%, 9/01/17		280	292,600

			1,353,202

	Principal Amount (000)		U.S. $ Value
Insurance - 1.2%
Allstate Corp. (The)
6.50%, 5/15/57	U.S.$	1,150	$1,305,250
American International Group, Inc.
6.82%, 11/15/37		1,425	1,793,119
Aon Corp.
8.205%, 1/01/27		690	883,200
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		656	528,080
Lincoln National Corp.
8.75%, 7/01/19		186	214,008
MetLife, Inc.
10.75%, 8/01/39		2,350	3,607,250
Pacific Life Insurance Co.
9.25%, 6/15/39 (a)		475	701,634
Transatlantic Holdings, Inc.
8.00%, 11/30/39		1,261	1,606,326
XLIT Ltd.
5.50%, 3/31/45		630	597,786
Series E
6.50%, 4/15/17 (m)		2,309	1,801,020
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		1,240	1,243,286

			14,280,959

REITS - 0.5%
DDR Corp.
7.875%, 9/01/20		746	868,734
EPR Properties
5.75%, 8/15/22		915	985,119
7.75%, 7/15/20		1,722	1,953,089
Senior Housing Properties Trust
6.75%, 12/15/21		1,350	1,510,836
VEREIT Operating Partnership LP
4.875%, 6/01/26		302	305,881

			5,623,659

			34,716,533

Utility - 0.6%
Electric - 0.5%
EDP Finance BV
4.90%, 10/01/19 (a)		148	155,087
6.00%, 2/02/18 (a)		2,055	2,125,491
FirstEnergy Corp.
Series C
7.375%, 11/15/31		857	1,104,585
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		2,405	2,110,387

			5,495,550

Natural Gas - 0.1%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		1,235	1,272,591

			6,768,141

Total Corporates - Investment Grade (cost $80,021,547)			89,316,507

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 4.9%
Angola - 0.2%
Angolan Government International Bond
9.50%, 11/12/25 (a)	U.S.$	1,188	$1,148,431
Republic of Angola Via Northern Lights III BV
7.00%, 8/16/19 (a)		1,396	1,411,326

			2,559,757

Argentina - 0.6%
Argentine Republic Government International Bond
6.25%, 4/22/19 (a)		1,057	1,127,819
6.875%, 4/22/21 (a)		1,875	1,998,750
7.50%, 4/22/26 (a)		150	157,500
7.82%, 12/31/33	EUR	3,829	3,919,543

			7,203,612

Cameroon - 0.1%
Republic of Cameroon International Bond
9.50%, 11/19/25 (a)	U.S.$	1,222	1,313,723

Dominican Republic - 0.7%
Dominican Republic International Bond
7.45%, 4/30/44 (a)		1,283	1,291,019
8.625%, 4/20/27 (a)		5,719	6,426,154

			7,717,173

Ecuador - 0.2%
Ecuador Government International Bond
7.95%, 6/20/24 (a)		667	636,985
9.65%, 12/13/26 (a)		772	785,510
10.75%, 3/28/22 (a)		565	612,319

			2,034,814

El Salvador - 0.1%
El Salvador Government International Bond
7.625%, 9/21/34 (a)		762	798,195

Ethiopia - 0.0%
Ethiopia International Bond
6.625%, 12/11/24 (a)		582	534,055

Gabon - 0.2%
Gabon Government International Bond
6.375%, 12/12/24 (a)		2,052	1,908,745
6.95%, 6/16/25 (a)		1,050	981,530

			2,890,275

	Principal Amount (000)		U.S. $ Value
Ghana - 0.1%
Ghana Government International Bond
10.75%, 10/14/30 (a)	U.S.$	1,250	$1,477,337

Iraq - 0.0%
Iraq International Bond
5.80%, 1/15/28 (a)		264	219,108

Ivory Coast - 0.6%
Ivory Coast Government International Bond
5.75%, 12/31/32 (a)		5,116	4,728,657
6.375%, 3/03/28 (a)		2,678	2,609,068

			7,337,725

Jamaica - 0.2%
Jamaica Government International Bond
7.625%, 7/09/25		506	577,199
7.875%, 7/28/45		1,240	1,346,479

			1,923,678

Jordan - 0.1%
Jordan Government International Bond
5.75%, 1/31/27 (a)		634	599,130

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (a)		702	717,353

Lebanon - 0.0%
Lebanon Government International Bond
Series G
6.60%, 11/27/26 (a)		589	565,605

Mongolia - 0.2%
Mongolia Government International Bond
5.125%, 12/05/22 (a)		2,426	2,068,223

Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (a)		1,498	1,581,731

Serbia - 0.0%
Serbia International Bond
6.75%, 11/01/24 (a)		203	205,361

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (a)		799	821,457
6.125%, 6/03/25 (a)		350	330,313

			1,151,770

	Principal Amount (000)		U.S. $ Value
Turkey - 0.6%
Turkey Government International Bond
4.875%, 10/09/26-4/16/43	U.S.$	4,986	$4,280,108
5.625%, 3/30/21		2,600	2,666,040

			6,946,148

Venezuela - 0.5%
Venezuela Government International Bond
9.00%, 5/07/23 (a)		824	389,104
9.25%, 9/15/27		8,383	4,254,372
9.25%, 5/07/28 (a)		300	138,000
9.375%, 1/13/34		1,032	477,300
11.75%, 10/21/26 (a)		486	274,590
11.95%, 8/05/31 (a)		355	197,968

			5,731,334

Zambia - 0.2%
Zambia Government International Bond
8.50%, 4/14/24 (a)		1,846	1,800,902

Total Emerging Markets - Sovereigns (cost $58,479,288)			57,377,009

BANK LOANS - 4.1%
Industrial - 3.9%
Basic - 0.1%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
3.75% (LIBOR 3 Month + 2.75%), 6/30/19 (r)		1,313	1,316,108
Magnetation LLC
12.00%, 10/14/16 (f)(g)(j)		3,559	462,636

			1,778,744

Capital Goods - 0.2%
Serta Simmons Bedding, LLC
9.00% (LIBOR 3 Month + 8.00%), 11/08/24 (r)		2,312	2,319,699
Transdigm Inc.
3.77% (LIBOR 1 Month + 3.00%), 6/09/23 (r)		364	367,061

			2,686,760

Consumer Cyclical - Automotive - 0.1%
Navistar, Inc.
6.50% (LIBOR 3 Month + 5.50%), 8/07/20 (r)		866	876,212

Consumer Cyclical - Entertainment - 0.2%
ClubCorp Club Operations, Inc.
4.00% (LIBOR 3 Month + 3.00%), 12/15/22 (r)		1,245	1,258,263

	Principal Amount (000)		U.S. $ Value
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
4.248% (LIBOR 3 Month + 3.25%), 5/14/20 (r)	U.S.$	989	$993,648

			2,251,911

Consumer Cyclical - Other - 0.4%
Beazer Homes USA, Inc.
6.75% (LIBOR 6 Month + 5.50%), 3/11/18 (j)(r)		255	252,804
CityCenter Holdings, LLC
4.25% (LIBOR 3 Month + 3.25%), 10/16/20 (r)		1,826	1,845,514
La Quinta Intermediate Holdings L.L.C.
3.75% (LIBOR 3 Month + 2.75%), 4/14/21 (r)		1,697	1,696,329
Scientific Games International, Inc.
6.00% (LIBOR 3 Month + 5.00%), 10/01/21 (r)		1,138	1,151,908

			4,946,555

Consumer Cyclical - Retailers - 0.6%
Dollar Tree, Inc.
3.25% (LIBOR 3 Month + 2.50%), 7/06/22 (r)		7	7,206
Harbor Freight Tools USA, Inc.
3.89% (LIBOR 3 Month + 3.00%), 8/18/23 (r)		1,113	1,128,116
J.C. Penney Corporation, Inc.
5.25% (LIBOR 3 Month + 4.25%), 6/23/23 (r)		1,121	1,125,154
Michaels Stores, Inc.
3.75% (LIBOR 3 Month + 2.75%), 1/30/23 (r)		509	514,408
Neiman Marcus Group Inc., The
4.25% (LIBOR 3 Month + 3.25%), 10/25/20 (r)		244	211,589
Petco Animal Supplies, Inc.
5.00% (LIBOR 3 Month + 4.00%), 1/26/23 (r)		3,116	3,129,820
Rite Aid Corporation
5.75% (LIBOR 3 Month + 4.75%), 8/21/20 (r)		500	502,915

			6,619,208

Consumer Non-Cyclical - 0.6%
Acadia Healthcare Company, Inc.
3.76% (LIBOR 1 Month + 3.00%), 2/11/22-2/16/23 (r)		572	575,932
Air Medical Group Holdings, Inc.
5.00% (LIBOR 3 Month + 4.00%), 4/28/22 (r)		353	358,304

	Principal Amount (000)		U.S. $ Value
Arbor Pharmaceuticals, LLC
6.00% (LIBOR 3 Month + 5.00%), 7/05/23 (r)	U.S.$	1,252	$1,263,081
DJO Finance LLC
4.25% (LIBOR 3 Month + 3.25%), 6/08/20 (r)		992	951,216
Grifols Worldwide Operations Limited
3.715% (LIBOR 1 Week + 3.00%), 2/27/21 (r)		690	694,576
Immucor, Inc. (fka IVD Acquisition Corporation)
5.00% (LIBOR 3 Month + 3.75%), 8/17/18 (r)		1,044	1,007,579
Mallinckrodt International Finance S.A.
3.748% (LIBOR 3 Month + 2.75%), 3/19/21 (r)		1,234	1,236,858
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã€ R.L.
4.75% (LIBOR 3 Month + 3.75%), 6/30/21 (r)		617	611,386
Vizient, Inc.
5.00% (LIBOR 3 Month + 4.00%), 2/13/23 (r)		469	474,819

			7,173,751

Energy - 0.4%
California Resources Corporation
11.375% (LIBOR 3 Month + 10.38%), 12/31/21 (r)		2,088	2,313,969
Chesapeake Energy Corporation
8.50% (LIBOR 3 Month + 7.50%), 8/23/21 (r)		621	674,935
EP Energy LLC (fka Everest Acquisition LLC)
9.75% (LIBOR 3 Month + 8.75%), 6/30/21 (r)		1,210	1,262,937

			4,251,841

Other Industrial - 0.4%
Conduent Incorporated
6.25% (LIBOR 3 Month + 5.50%), 12/07/23 (r)		229	231,576
Gardner Denver, Inc.
4.25%-4.57% (LIBOR 3 Month + 3.25%), 7/30/20 (r)		1,161	1,148,206
GFL Environmental Inc.
3.75% (LIBOR 3 Month + 2.75%), 9/29/23 (r)		329	329,437
Manitowoc Foodservice, Inc.
5.75% (LIBOR 3 Month + 4.75%), 3/03/23 (r)		117	118,316

	Principal Amount (000)		U.S. $ Value
Sedgwick Claims Management Services, Inc.
3.75% (LIBOR 3 Month + 2.75%), 3/01/21 (r)	U.S.$	1,044	$1,045,756
Travelport Finance (Luxembourg) S.Ã r.l.
5.00% (LIBOR 3 Month + 4.00%), 9/02/21 (r)		1,468	1,481,411
Unifrax Holding Co.
4.50% (EURIBOR 3 Month + 3.50%), 11/28/18 (r)	EUR	712	754,989

			5,109,691

Technology - 0.9%
Avaya Inc.
6.25% (LIBOR 3 Month + 5.25%), 5/29/20 (j)(r)	U.S.$	3,199	2,773,386
6.50% (LIBOR 3 Month + 5.50%), 3/31/18 (j)(r)		105	91,382
BMC Software Finance Inc.
5.00% (LIBOR 3 Month + 4.00%), 9/10/20 (r)		1,910	1,905,096
Smart Modular Technologies (Global), Inc.
9.25% (LIBOR 3 Month + 8.00%), 8/26/17 (j)(r)		936	767,246
Solera, LLC (Solera Finance, Inc.)
5.75% (LIBOR 3 Month + 4.75%), 3/03/23 (r)		2,615	2,647,928
Veritas US Inc.
6.625% (LIBOR 3 Month + 5.63%), 1/27/23 (r)		1,881	1,734,786

			9,919,824

			45,614,497

Utility - 0.2%
Electric - 0.2%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.)
4.25% (LIBOR 3 Month + 3.25%), 6/30/17 (r)		2,010	2,021,447

Financial Institutions - 0.0%
Insurance - 0.0%
Hub International Limited
4.00% (LIBOR 3 Month + 3.00%), 10/02/20 (r)		484	487,229

Total Bank Loans (cost $50,177,799)			48,123,173

EMERGING MARKETS - TREASURIES - 3.9%
Argentina - 0.4%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	14,694	891,491
16.00%, 10/17/23		29,561	1,782,249
21.20%, 9/19/18		33,327	2,124,651

			4,798,391

	Principal Amount (000)		U.S. $ Value
Brazil - 3.0%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27	BRL	120,467	$34,456,587

Dominican Republic - 0.5%
Dominican Republic International Bond
16.00%, 7/10/20 (d)	DOP	229,800	5,796,444

Total Emerging Markets - Treasuries (cost $44,329,966)			45,051,422

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
Non-Agency Fixed Rate CMBS - 3.5%
225 Liberty Street Trust
Series 2016-225L, Class E
4.804%, 2/10/36 (a)	U.S.$	974	930,556
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51		2,877	2,930,125
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.796%, 6/24/50 (d)(f)		3,500	3,544,800
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.816%, 4/10/46 (s)		2,247	125,924
Series 2013-GC17, Class D
5.104%, 11/10/46 (a)		902	803,219
Series 2014-GC23, Class D
4.507%, 7/10/47 (a)		856	714,953
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA
2.076%, 10/15/45 (s)		9,198	699,775
Commercial Mortgage Trust
Series 2012-CR1, Class XA
2.023%, 5/15/45 (s)		2,125	154,870
Series 2012-CR5, Class XA
1.742%, 12/10/45 (s)		2,286	152,973
Series 2012-LC4, Class XA
2.279%, 12/10/44 (a)(s)		5,910	470,572
Series 2013-LC6, Class D
4.284%, 1/10/46 (a)		3,916	3,582,756
Series 2014-CR15, Class XA
1.292%, 2/10/47 (s)		2,534	118,774
Series 2014-CR20, Class XA
1.187%, 11/10/47 (s)		11,518	711,473
Series 2014-LC15, Class D
4.944%, 4/10/47 (a)		1,500	1,209,143
Series 2014-UBS5, Class D
3.495%, 9/10/47 (a)		669	445,259

	Principal Amount (000)		U.S. $ Value
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class D
4.211%, 6/15/57	U.S.$	2,721	$1,939,540
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.595%, 2/10/46 (s)		953	68,995
GS Mortgage Securities Trust
Series 2012-GC6, Class D
5.654%, 1/10/45 (a)		1,765	1,722,626
Series 2012-GCJ9, Class D
4.852%, 11/10/45 (a)		700	646,505
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class D
4.572%, 7/15/47 (a)		2,737	2,096,790
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.668%, 11/15/48		825	751,045
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		1,254	1,263,953
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA
1.977%, 11/15/45 (a)(s)		10,321	614,089
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.76%, 12/10/45 (a)(s)		934	67,168
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.818%, 5/15/46		400	409,326
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class D
4.365%, 4/15/50 (a)		3,000	2,223,054
Series 2015-SG1, Class D
4.471%, 12/15/47		2,500	1,925,671
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.248%, 6/15/44 (a)(l)		1,022	1,050,822
Series 2012-C10, Class XA
1.699%, 12/15/45 (a)(s)		3,760	264,247
Series 2012-C6, Class D
5.589%, 4/15/45 (a)		2,450	2,397,978
Series 2012-C7, Class XA
1.50%, 6/15/45 (a)(s)		1,488	89,881
Series 2012-C8, Class E
4.897%, 8/15/45 (a)		3,766	3,564,571
Series 2014-C25, Class D
3.803%, 11/15/47 (a)		3,500	2,446,546

			40,137,979

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 0.0%
Morgan Stanley Capital I Trust
Series 2015-MS1, Class D
4.03%, 5/15/48 (a)(l)	U.S.$	490	$369,547

Total Commercial Mortgage-Backed Securities (cost $41,688,653)			40,507,526

EMERGING MARKETS - CORPORATE BONDS - 2.0%
Industrial - 1.6%
Basic - 0.2%
Elementia SAB de CV
5.50%, 1/15/25 (a)		469	456,103
Samarco Mineracao SA
4.125%, 11/01/22 (a)		1,396	753,840
5.75%, 10/24/23 (a)(b)(c)		1,890	1,018,237

			2,228,180

Capital Goods - 0.3%
Andrade Gutierrez International SA
4.00%, 4/30/18 (a)		637	529,665
Grupo KUO SAB De CV
6.25%, 12/04/22 (a)		200	195,500
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)		349	201,548
5.25%, 6/27/29 (a)		1,070	615,250
7.125%, 6/26/42 (a)		2,665	1,552,362
8.25%, 4/25/18 (a)	BRL	1,332	252,715
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (a)	U.S.$	491	502,048

			3,849,088

Communications - Telecommunications - 0.4%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)		986	993,395
Digicel Group Ltd.
7.125%, 4/01/22 (a)		448	347,532
Digicel Ltd.
6.00%, 4/15/21 (a)		1,356	1,226,461
6.75%, 3/01/23 (a)		1,095	987,285
IHS Netherlands Holdco BV
9.50%, 10/27/21 (a)		600	608,250
MTN Mauritius Investment Ltd.
6.50%, 10/13/26 (a)		780	763,425

			4,926,348

Consumer Cyclical - Retailers - 0.0%
Edcon Ltd.
9.50%, 3/01/18 (a)(b)(c)	EUR	1,151	171,371

	Principal Amount (000)		U.S. $ Value
9.50%, 3/01/18 (a)(b)(c)	U.S.$	420	$63,000

			234,371

Consumer Non-Cyclical - 0.4%
Marfrig Holdings Europe BV
8.00%, 6/08/23 (a)		1,220	1,262,822
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		2,198	2,118,322
Tonon Luxembourg SA
7.25%, 1/24/20 (a)(g)(j)		1,679	184,660
USJ Acucar e Alcool SA
9.875% (9.875% Cash or 12.00% PIK), 11/09/21 (a)(g)		508	407,919
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (b)(c)(d)		4,090	306,750
10.875%, 1/13/20 (b)(c)(d)		480	126,000
11.75%, 2/09/22 (b)(c)(d)		1,620	121,176

			4,527,649

Transportation - Airlines - 0.3%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		556	561,139
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		2,505	2,567,625

			3,128,764

			18,894,400

Non Corporate Sectors - 0.3%
Treasuries - 0.3%
Indonesia - Recap Linked Note (JPMC)
Series E
10.00%, 7/18/17 (a)	IDR	47,971,000	3,606,949

Financial Institutions - 0.1%
Finance - 0.1%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (a)	U.S.$	1,491	1,237,679

Total Emerging Markets - Corporate Bonds (cost $32,159,208)			23,739,028

ASSET-BACKED SECURITIES - 1.2%
Home Equity Loans - Fixed Rate - 0.5%
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		890	554,252
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		1,539	1,303,132
Series 2006-10, Class AF3
5.985%, 6/25/36		1,286	634,428
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		643	624,486

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36	U.S.$	1,313	$620,091
Series 2007-8XS, Class A2
6.00%, 4/25/37		4,355	2,629,842

			6,366,231

Home Equity Loans - Floating Rate - 0.2%
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (l)		895	887,082
GSAA Home Equity Trust
Series 2006-6, Class AF4
6.121%, 3/25/36 (l)		1,791	929,184
Series 2006-6, Class AF5
6.241%, 3/25/36 (l)		663	333,579
Lehman XS Trust
Series 2007-6, Class 3A5
5.012%, 5/25/37 (l)		316	444,396

			2,594,241

Other ABS - Fixed Rate - 0.2%
Atlas 2014-1 Limited
Series 2014-1
6.875%, 12/15/39		1,141	1,129,194
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (a)		799	793,177

			1,922,371

Other ABS - Floating Rate - 0.2%
ALM XII Ltd.
Series 2015-12A, Class D
6.38% (LIBOR 3 Month + 5.50%), 4/16/27 (a)(n)		1,015	947,969
Carlyle Global Market Strategies CLO Ltd.
Series 2016-1A, Class C
5.781% (LIBOR 3 Month + 4.90%), 4/20/27 (a)(n)		300	303,077
OZLM VIII Ltd.
Series 2014-8A, Class D
5.83% (LIBOR 3 Month + 4.95%), 10/17/26 (a)(n)		585	535,196

			1,786,242

Autos - Fixed Rate - 0.1%
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		720	754,379

Total Asset-Backed Securities (cost $14,129,277)			13,423,464

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 1.1%
Brazil - 0.7%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (a)(m)	U.S.$	1,763	$1,657,220
Petrobras Global Finance BV
4.875%, 3/17/20		1,395	1,379,236
5.375%, 1/27/21		1,655	1,618,590
5.75%, 1/20/20		190	192,375
6.25%, 3/17/24		3,000	2,877,600
6.85%, 6/05/15		307	248,670

			7,973,691

Colombia - 0.1%
Ecopetrol SA
5.375%, 6/26/26		289	287,555
5.875%, 5/28/45		1,271	1,098,144

			1,385,699

Turkey - 0.1%
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21 (a)		807	764,633

United Arab Emirates - 0.2%
Dubai Holding Commercial Operations MTN Ltd.
Series E
6.00%, 2/01/17	GBP	2,300	2,836,158

Total Governments - Sovereign Agencies (cost $14,052,170)			12,960,181

	Shares
PREFERRED STOCKS - 1.1%
Industrial - 0.6%
Energy - 0.6%
Tervita Corp.
0.00% (j)		1,140,842	6,797,554

Financial Institutions - 0.5%
Banking - 0.2%
GMAC Capital Trust I
6.691%		16,325	414,655
US Bancorp
Series F
6.50%		64,825	1,833,899

			2,248,554

Insurance - 0.2%
Hartford Financial Services Group, Inc. (The)
7.875%		45,050	1,334,832
XLIT Ltd.
Series D
4.00% (n)		1,600	1,232,000

			2,566,832

	Shares		U.S. $ Value
REITS - 0.1%
Hersha Hospitality Trust
6.875%		15,950	$387,425
Sovereign Real Estate Investment Trust
12.00% (a)		185	235,783

			623,208

			5,438,594

Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%		12,025	306,277

Total Preferred Stocks (cost $11,950,808)			12,542,425

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.9%
Croatia - 0.4%
Croatia Government International Bond
6.625%, 7/14/20 (a)	U.S.$	4,000	4,350,640

Indonesia - 0.2%
Indonesia - Recap Linked Note (JPMC)
9.50%, 5/17/41 (a)	IDR	27,844,000	2,240,334

United Arab Emirates - 0.3%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)	U.S.$	3,310	3,868,562

Total Governments - Sovereign Bonds (cost $10,707,394)			10,459,536

WHOLE LOAN TRUSTS - 0.8%
Performing Asset - 0.8%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (f)(j)		735	735,188
16.00%, 1/01/21 (f)(j)	MXN	20,945	1,010,388
AlphaCredit Capital, SA de CV
17.25%, 8/06/19 (f)(j)		6,587	317,744
Cara Aircraft Leasing 28548, Inc.
8.00%, 12/02/19 (f)(j)	U.S.$	83	79,223
Cara Aircraft Leasing 28563, Inc.
8.00%, 6/11/19 (f)(j)		235	227,892
Cara Aircraft Leasing 28868, Inc.
8.00%, 12/02/19 (f)(j)		97	91,872
Deutsche Bank Mexico SA
8.00%, 10/31/34 (f)(j)(l)	MXN	40,378	1,246,616
8.00%, 10/31/34 (f)(j)		16,330	504,158
Flexpath Wh I LLC
Series B
11.00%, 4/01/21 (f)(j)	U.S.$	648	525,208

	Principal Amount (000)		U.S. $ Value
Series B2
11.00%, 1/01/22 (f)(j)	U.S.$	840	$714,279
Series B3
11.00%, 9/01/22 (f)(j)		87	81,164
Recife Funding
Zero Coupon, 11/05/29 (f)(j)		1,811	1,738,410
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20 (f)(j)		548	426,077
10.00%, 9/30/21 (f)(j)		1,237	1,112,936

Total Whole Loan Trusts (cost $11,074,056)			8,811,155

	Shares
COMMON STOCKS - 0.6%
Consumer Discretionary - 0.1%
Auto Components - 0.0%
Exide Technologies (b)(e)		15,253	11,440
Exide Technologies (b)		59,185	44,388

			55,828

Automobiles - 0.0%
Liberty Tire Recycling LLC (f)(j)		81,827	0

Internet & Direct Marketing Retail - 0.1%
Travelport Worldwide Ltd.		80,347	1,132,893

			1,188,721

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
SandRidge Energy, Inc. (b)		14,288	336,482
Vantage Drilling International (b)(j)		6,103	616,403
Whiting Petroleum Corp. (b)		60,521	727,463

			1,680,348

Financials - 0.3%
Diversified Financial Services - 0.1%
iPayment, Inc. (f)(j)		181,272	598,197

Insurance - 0.2%
Mt. Logan Re Ltd. (Preference Shares) (e)(t)(u)		2,953	3,075,386

			3,673,583

Industrials - 0.0%
Building Products - 0.0%
New Cotai LLC/New Cotai Capital Corp. (f)(j)		3	2,820

Oil, Gas & Consumable Fuels - 0.0%
Tervita Corp.		29,730	177,142

			179,962

	Shares		U.S. $ Value
Materials - 0.0%
Metals & Mining - 0.0%
Neenah Enterprises, Inc. (b)(f)(j)		58,200	$211,266

Total Common Stocks (cost $10,282,174)			6,933,880

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 0.5%
Brazil - 0.3%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 5/15/45-8/15/50	BRL	3,500	3,277,470

Colombia - 0.2%
Fideicomiso PA Costera
6.25%, 1/15/34 (a)	COP	1,230,800	380,273
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35 (d)		6,642,880	2,207,286

			2,587,559

Total Inflation-Linked Securities (cost $5,364,927)			5,865,029

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.5%
United States - 0.5%
State of California
Series 2010
7.60%, 11/01/40	U.S.$	750	1,129,710
7.95%, 3/01/36		1,915	2,231,626
State of Illinois
Series 2010
7.35%, 7/01/35		1,915	2,072,375

Total Local Governments - Municipal Bonds (cost $4,601,958)			5,433,711

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Indonesia - 0.1%
Majapahit Holding BV
7.875%, 6/29/37 (a)		699	825,729

Mexico - 0.2%
Petroleos Mexicanos
4.625%, 9/21/23 (a)		1,695	1,648,896
5.375%, 3/13/22 (a)		516	528,374
5.50%, 1/21/21		759	780,821

			2,958,091

South Africa - 0.1%
Eskom Holdings SOC Ltd.
7.125%, 2/11/25 (a)		670	675,025

	Principal Amount (000)		U.S. $ Value
Venezuela - 0.0%
Petroleos de Venezuela SA
9.75%, 5/17/35 (a)	U.S.$	1,223	$580,726

Total Quasi-Sovereigns (cost $4,919,893)			5,039,571

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.4%
Argentina - 0.4%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (a)		1,381	1,439,969
9.125%, 3/16/24 (a)		2,238	2,434,944
Provincia de Cordoba
7.125%, 6/10/21 (a)		754	774,735

Total Local Governments - Regional Bonds (cost $4,335,704)			4,649,648

	Shares
INVESTMENT COMPANIES - 0.2%
Funds and Investment Trusts - 0.2%
OCL Opportunities Fund II (f)(j)(v) (cost $1,490,950)		11,474	1,884,160

WARRANTS - 0.1%
Encore Automotive Acceptance, expiring 7/05/31 (b)		8	0
FairPoint Communications, Inc., expiring 1/24/18 (b)(j)		9,725	120
Flexpath Capital, Inc., expiring 4/15/31 (b)		10,974	0
iPayment Holdings, Inc., expiring 12/29/22 (b)(f)(j)		586,389	310,786
Midstates Petroleum Co., Inc., expiring 4/21/20 (b)(j)		39,269	215,979
SandRidge Energy, Inc.-A-CW22, expiring 10/03/22 (b)		46,951	164,328
SandRidge Energy, Inc.-B-CW22, expiring 10/03/22 (b)		19,772	80,077

Total Warrants (cost $507,752)			771,290

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
MXN/USD
Expiration: Mar 2017, Exercise Price: MXN 19.80 (b)(w)		245,797,200	63,792
TRY/EUR
Expiration: Apr 2017, Exercise Price: TRY 3.65 (b)(w)		38,690,000	142,928
TRY/EUR
Expiration: Apr 2017, Exercise Price: TRY 3.65 (b)(w)		36,573,000	135,107

	Contracts			U.S. $ Value
ZAR/USD
Expiration: Feb 2017, Exercise Price: ZAR 13.31 (b)(w)		153,044,300		$134,192

Total Options Purchased - Calls (premiums paid $660,723)				476,019

OPTIONS PURCHASED - PUTS - 0.0%
Options on Equity Indices - 0.0%
S&P 500 Index
Expiration: Feb 2017, Exercise Price: $ 2,150.00 (b)(w)		16,400		293,374

	Notional Amount (000)
Swaptions - 0.0%
IRS Swaption, Citibank, N.A.
Expiration: Jan 2017, Exercise Rate: 1.46% (b)	EUR	5,750		833
IRS Swaption, JPMorgan Chase Bank, N.A.
Expiration: Jan 2017, Exercise Rate: 1.415% (b)		5,750		619

				1,452

Total Options Purchased - Puts (premiums paid $434,027)				294,826

	Shares
SHORT-TERM INVESTMENTS - 2.7%
Investment Companies - 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.37% (x)(y) (cost $27,743,555)		27,743,555		27,743,555

	Principal Amount (000)
TIME DEPOSITS - 0.3%
BBH, Grand Cayman
(1.45)%, 1/03/17	CHF	5		4,654
0.00%, 1/02/17	NOK	120		13,879
4.88%, 1/03/17	ZAR	0	**	1
Deutsche Bank, Grand Cayman
0.26%, 1/03/17	U.S.$	2,148		2,147,988
HSBC, Hong Kong
0.005%, 1/03/17	HKD	2,852		367,818
National Australia Bank, London
0.506%, 1/03/17	AUD	480		346,420
Royal Bank of Canada, Toronto
0.05%, 1/03/17	CAD	798		594,349
Sumitomo, Tokyo
(0.557)%, 1/02/17	EUR	532		559,643
(0.28)%, 1/04/17	JPY	7,265		62,158

Total Time Deposits (cost $4,107,363)				4,096,910

U.S. $ Value
Total Short-Term Investments (cost $31,850,918)	$31,840,465

Total Investments - 107.3% (cost $1,261,593,500) (z)	1,247,280,780
Other assets less liabilities - (7.3)%	(85,306,828)

Net Assets - 100.0%	$1,161,973,952

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	89	March 2017	$2,994,561	$3,066,845	$72,284
U.S. T-Note 2 Yr (CBT) Futures	289	March 2017	62,722,031	62,622,687	(99,344)
U.S. T-Note 5 Yr (CBT) Futures	761	March 2017	89,494,328	89,542,352	48,024
U.S. T-Note 10 Yr (CBT) Futures	181	March 2017	22,606,437	22,494,906	(111,531)

					$(90,567)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	JPY	693,365	USD	6,125	1/25/17	$184,271
Australia and New Zealand Banking Group Ltd.	CNY	221,582	USD	31,695	2/14/17	287,005
Australia and New Zealand Banking Group Ltd.	USD	1,999	IDR	27,060,158	3/14/17	(15,233)
Australia and New Zealand Banking Group Ltd.	CNH	27,056	USD	3,808	3/31/17	10,060
Bank of America, NA	INR	327,546	USD	4,801	2/14/17	1,337
Bank of America, NA	INR	185,379	USD	2,712	2/14/17	(4,690)
Barclays Bank PLC	USD	4,398	TRY	15,675	2/08/17	13,150
Barclays Bank PLC	INR	665,018	USD	9,740	2/14/17	(6,137)
BNP Paribas SA	AUD	7,905	USD	6,095	1/19/17	392,834
BNP Paribas SA	EUR	28,873	USD	31,514	1/25/17	1,083,642
BNP Paribas SA	USD	7,113	JPY	832,000	1/25/17	15,092
BNP Paribas SA	USD	173	ARS	3,009	1/26/17	12,918
BNP Paribas SA	USD	173	ARS	3,027	1/31/17	13,144
BNP Paribas SA	ZAR	6,842	USD	486	1/31/17	(9,103)
BNP Paribas SA	CAD	6,435	USD	4,886	2/03/17	91,695
BNP Paribas SA	USD	173	ARS	3,044	2/03/17	13,702
BNP Paribas SA	USD	696	ARS	12,267	2/13/17	51,621
BNP Paribas SA	USD	525	ARS	9,303	2/16/17	40,847
BNP Paribas SA	USD	350	ARS	6,231	2/17/17	28,775
BNP Paribas SA	USD	1,050	ARS	18,904	2/21/17	96,308
BNP Paribas SA	USD	175	ARS	3,186	2/23/17	17,940
BNP Paribas SA	USD	334	ARS	6,107	2/24/17	36,001
BNP Paribas SA	USD	182	ARS	3,384	2/27/17	22,559
BNP Paribas SA	USD	95	ARS	1,790	2/28/17	12,637

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	95	ARS	1,814	3/01/17	$14,012
BNP Paribas SA	USD	984	ARS	19,183	3/02/17	173,388
BNP Paribas SA	USD	5,726	CLP	3,860,824	3/03/17	14,724
Brown Brothers Harriman & Co.	MXN	14	USD	1	1/11/17	9
Brown Brothers Harriman & Co.	USD	208	MXN	4,264	1/11/17	(2,268)
Brown Brothers Harriman & Co.	GBP	113	USD	141	1/20/17	1,772
Brown Brothers Harriman & Co.	EUR	804	USD	867	1/25/17	20,511
Brown Brothers Harriman & Co.	ZAR	6,849	USD	497	1/31/17	1,441
Brown Brothers Harriman & Co.	ZAR	3,951	USD	279	1/31/17	(7,383)
Citibank, NA	BRL	20,272	USD	6,220	1/04/17	(8,409)
Citibank, NA	USD	6,171	BRL	20,272	1/04/17	57,826
Citibank, NA	MXN	468,299	USD	23,014	1/11/17	446,991
Citibank, NA	USD	5,610	MXN	114,488	1/11/17	(93,156)
Citibank, NA	USD	22,399	RUB	1,471,126	1/17/17	1,493,036
Citibank, NA	AUD	15,128	USD	11,410	1/19/17	497,913
Citibank, NA	EUR	5,608	USD	6,029	1/25/17	117,881
Citibank, NA	ZAR	27,788	USD	1,976	1/31/17	(36,679)
Citibank, NA	BRL	20,272	USD	6,117	2/02/17	(55,838)
Citibank, NA	CAD	4,044	USD	3,044	2/03/17	31,224
Citibank, NA	USD	17,380	INR	1,178,595	2/14/17	(108,378)
Citibank, NA	SEK	5,546	USD	608	2/23/17	(2,285)
Citibank, NA	KRW	13,390,081	USD	11,412	3/14/17	323,424
Credit Suisse International	USD	5,813	MXN	118,973	1/11/17	(79,565)
Credit Suisse International	RUB	434,795	USD	7,137	1/17/17	75,312
Credit Suisse International	RUB	116,730	USD	1,833	1/17/17	(63,278)
Credit Suisse International	USD	2,586	MXN	52,934	1/20/17	(39,177)
Credit Suisse International	GBP	4,470	EUR	5,309	1/23/17	83,523
Credit Suisse International	CHF	11,779	USD	11,431	1/31/17	(159,550)
Credit Suisse International	USD	11,045	ZAR	152,785	1/31/17	18,656
Credit Suisse International	USD	3,184	ZAR	43,666	1/31/17	(21,741)
Credit Suisse International	USD	11,962	CAD	15,890	2/03/17	(122,264)
Credit Suisse International	TRY	53,684	USD	15,203	2/08/17	95,400
Credit Suisse International	USD	1,971	TRY	7,038	2/08/17	9,918
Credit Suisse International	USD	5,060	ZAR	71,687	3/01/17	103,851
Deutsche Bank AG	EUR	2,544	GBP	2,146	1/23/17	(35,613)
Goldman Sachs Bank USA	BRL	23,696	USD	7,271	1/04/17	(9,829)
Goldman Sachs Bank USA	USD	6,922	BRL	23,696	1/04/17	358,171
Goldman Sachs Bank USA	USD	5,842	RUB	385,360	1/17/17	416,518
Goldman Sachs Bank USA	USD	5,354	IDR	72,081,479	3/14/17	(70,243)
Goldman Sachs Bank USA	TRY	19,857	EUR	5,254	4/13/17	50,853
HSBC Bank USA	BRL	43,968	USD	12,808	1/04/17	(701,251)
HSBC Bank USA	USD	13,491	BRL	43,968	1/04/17	18,238
HSBC Bank USA	GBP	10,899	USD	13,597	1/20/17	157,840
HSBC Bank USA	JPY	952,271	USD	8,410	1/25/17	251,184
HSBC Bank USA	ZAR	28,750	USD	2,087	1/31/17	4,684
HSBC Bank USA	CAD	30,744	USD	23,021	2/03/17	114,323
HSBC Bank USA	SGD	7,882	USD	5,526	3/14/17	85,720
JPMorgan Chase Bank, NA	USD	6,669	MXN	137,243	1/11/17	(55,722)
JPMorgan Chase Bank, NA	MXN	52,934	USD	2,586	1/20/17	39,180
JPMorgan Chase Bank, NA	EUR	2,765	GBP	2,324	1/23/17	(47,906)
JPMorgan Chase Bank, NA	USD	6,815	JPY	797,623	1/25/17	18,606
JPMorgan Chase Bank, NA	ZAR	48,906	USD	3,496	1/31/17	(45,732)
JPMorgan Chase Bank, NA	CAD	8,007	USD	6,010	2/03/17	44,482
JPMorgan Chase Bank, NA	USD	17,264	CAD	22,917	2/03/17	(189,065)
JPMorgan Chase Bank, NA	ZAR	71,687	USD	5,060	3/01/17	(103,830)
JPMorgan Chase Bank, NA	CNH	54,110	USD	7,613	3/31/17	17,527
Morgan Stanley Capital Services LLC	RUB	18,626	USD	290	1/17/17	(12,741)
Morgan Stanley Capital Services LLC	USD	572	GBP	450	1/20/17	(17,782)
Morgan Stanley Capital Services LLC	USD	11,549	COP	34,987,315	3/03/17	(18,502)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	MXN	125,629	USD	6,096	3/13/17	$90,306
Morgan Stanley Capital Services LLC	ZAR	9,315	USD	641	1/31/17	(33,875)
Northern Trust Co. Trust	ZAR	40,531	USD	2,945	1/31/17	9,517
Royal Bank of Scotland PLC	USD	2,785	MXN	57,457	1/11/17	(16,688)
Royal Bank of Scotland PLC	NZD	24,252	USD	17,236	1/19/17	398,122
Royal Bank of Scotland PLC	USD	5,287	AUD	7,062	1/19/17	(193,294)
Royal Bank of Scotland PLC	EUR	19,458	USD	20,680	1/25/17	172,847
Royal Bank of Scotland PLC	USD	2,850	PEN	9,759	3/03/17	34,930
Standard Chartered Bank	USD	14,563	TRY	50,339	2/08/17	(397,412)
Standard Chartered Bank	TWD	376,229	USD	11,806	3/10/17	193,705
Standard Chartered Bank	USD	6,238	TWD	199,322	3/10/17	(85,354)
UBS AG	TWD	475,073	USD	14,834	3/10/17	170,941
UBS AG	IDR	9,972,664	USD	735	3/14/17	3,714
UBS AG	USD	11,452	KRW	13,390,081	3/14/17	(362,758)

						$5,425,027

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
iBoxx $ Liquid High Yield Index (w)	132,200	$85.00	January 2017	$40,982	$(22,991)
S&P 500 Index (w)	32,900	2,000.00	February 2017	208,093	(172,048)

				$249,075	$(195,039)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums Received	Market Value
CDX-NAHY Series 27, 5 Year Index	Citibank, NA	Sell	1.06%	January 2017	$11,670	$47,847	$(44,122)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums	Market Value
Put - OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Citibank, NA	0.83%	1/03/17	EUR	14,630	$62,177	$(111)
Put - OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.30	3/20/17		$18,150	93,019	(50,994)
Put - OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.31	3/20/17		18,150	93,019	(50,274)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Put - OTC - 1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	2.24	3/29/17	$22,300	$109,716	$(90,961)

						$357,931	$(192,340)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Put - CNH vs. USD	CNH	7.327	3/29/17	CNH	85,500	$80,523	$(81,294)
Call - GBP vs. EUR	GBP	0.827	1/19/17	GBP	9,229	48,581	(10,339)
Call - GBP vs. EUR		0.827	1/19/17		9,334	55,354	(10,456)
Put - MXN vs. USD	MXN	21.00	1/18/17	MXN	244,650	76,424	(86,461)
Put - MXN vs. USD		21.80	3/09/17		270,625	139,856	(130,511)
Put - NOK vs. EUR	NOK	9.112	1/13/17	NOK	105,697	40,265	(59,046)
Put - NOK vs. EUR		9.118	1/13/17		106,316	64,199	(59,392)
Put - RUB vs. USD	RUB	77.616	10/16/17	RUB	457,934	182,369	(112,884)
Put - TRY vs. EUR	TRY	4.110	4/12/17	TRY	43,566	202,803	(123,130)
Put - TRY vs. EUR		4.110	4/12/17		41,182	173,037	(116,392)
Put - ZAR vs. USD	ZAR	15.36	2/27/17	ZAR	176,640	164,220	(58,701)

						$1,227,631	$(848,606)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/INTRCONX
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)%	3.55%	$952	$(60,444)	$(1,370)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	3.55	952	(60,444)	(432)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	3.55	23,000	(1,460,305)	(545,346)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	3.55	1,333	(84,635)	(2,056)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	3.55	5,711	(362,600)	(9,232)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	3.55	2,995	(190,157)	(9,058)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	3.55	3,699	(234,855)	(10,547)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	3.55	3,699	(234,855)	(11,371)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)%	3.55%		$7,399	$(469,774)	$(2,974)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	3.55		5,549	(352,314)	(2,505)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	3.55		3,699	(234,855)	(3,866)
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	(5.00)	0.87	EUR	3	(302)	(92)
Sale Contracts
Citigroup Global Markets, Inc./INTRCONX
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	1.75		$6,951	444,570	239,560
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.19		10,730	131,582	85,868
Morgan Stanley & Co. LLC/INTRCONX
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	5.00	3.55		10,470	664,757	257,621
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	5.00	3.55		23,150	1,469,829	640,452
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	2.88	EUR	924	93,793	798
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	2.88		924	93,793	558
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	2.88		1,293	131,250	2,489
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	2.88		5,542	562,556	10,806
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	2.88		2,660	270,011	64,981

					$116,601	$704,284

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME)	MXN	146,756	12/11/18	4 Week TIIE	6.78%	$(52,314)
Morgan Stanley & Co., LLC/(CME)		185,180	12/12/18	4 Week TIIE	6.84%	(55,404)
Morgan Stanley & Co., LLC/(CME)		123,450	12/13/18	4 Week TIIE	6.85%	(36,634)
Morgan Stanley & Co., LLC/(CME)		44,460	12/17/18	4 Week TIIE	7.04%	(6,508)
Morgan Stanley & Co., LLC/(CME)	CAD	47,205	11/14/21	3 Month CDOR	1.32%	(191,677)
Morgan Stanley & Co., LLC/(CME)		47,205	11/15/21	3 Month CDOR	1.32%	(199,858)
Morgan Stanley & Co., LLC/(CME)	MXN	37,037	12/01/26	7.70%	4 Week TIIE	26,274
Morgan Stanley & Co., LLC/(CME)		47,100	12/02/26	7.76%	4 Week TIIE	23,697
Morgan Stanley & Co., LLC/(CME)		31,360	12/03/26	7.76%	4 Week TIIE	16,055
Morgan Stanley & Co., LLC/(CME)		11,130	12/07/26	7.83%	4 Week TIIE	3,333
Morgan Stanley & Co., LLC/(CME)	CAD	9,480	11/14/46	2.22%	3 Month CDOR	152,390

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME)	CAD	9,480	11/15/46	2.23%	3 Month CDOR	$134,707

						$(185,939)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 3/20/17*	(5.00)%	4.57%	$3,505	$(8,658)	$(15,695)	$7,037
Tenet Healthcare Corporation, 6.875%, 11/15/31, 6/20/17*	(5.00)	0.79	3,870	(83,220)	(60,611)	(22,609)
Citibank, NA
Bombardier Inc., 7.450%, 5/01/34, 3/20/17*	(5.00)	0.99	1,971	(20,518)	(14,791)	(5,727)
Bombardier Inc., 7.450%, 5/01/34, 3/20/17*	(5.00)	0.99	1,959	(20,394)	(15,180)	(5,214)
United States Steel Corp., 6.650%, 6/01/37, 3/20/17*	(5.00)	0.19	3,643	(44,426)	(21,252)	(23,174)
Deutsche Bank AG
iHeart Communications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	194.60	420	218,503	17,111	201,392
Goldman Sachs Bank USA
Community Health Systems, Inc., 8.000%, 11/15/19, 3/20/17*	(5.00)	2.77	3,895	(25,082)	(27,196)	2,114
Dell, Inc., 7.100%, 4/15/28, 3/20/17*	(1.00)	0.34	3,540	(6,233)	6,097	(12,330)
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/17*	(5.00)	55.50	3,634	378,461	(22,849)	401,310

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/21*	(5.00)%	109.27%	$830	$456,312	$462,253	$(5,941)
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/21*	(5.00)	109.27	830	456,312	481,570	(25,258)
Sale Contracts
Barclays Bank PLC
CCO Holdings, LLC, 7.250%, 10/30/17, 6/20/19*	5.00	0.68	828	86,899	45,883	41,016
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/20*	5.00	119.15	1,530	(839,397)	(960,909)	121,512
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	14.38	1,521	(407,206)	(322,107)	(85,099)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	14.38	609	(163,043)	(129,178)	(33,865)
Tenet Healthcare Corporation, 6.875%, 11/15/31, 6/20/19*	5.00	4.28	2,620	28,025	110,399	(82,374)
Citibank, NA
Advanced Micro Devices, Inc., 7.750%, 8/01/20, 3/20/19*	5.00	0.75	680	63,375	(77,486)	140,861
Credit Suisse International
CMBX.NA.BB Series 6, 5/11/63*	5.00	8.05	5,000	(658,528)	(831,272)	172,744
Goldman Sachs Bank USA
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/21*	5.00	3.62	343	21,408	13,425	7,983
CDX-NAIG Series 9 10 Year Index, 12/20/17*	5.00	0.54	300	13,619	(8,850)	22,469

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Community Health Systems, Inc., 8.000%, 11/15/19, 3/20/19*	5.00%	11.72%	$2,620	$(336,402)	$96,951	$(433,353)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	14.38	580	(155,280)	(115,726)	(39,554)
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/19*	5.00	71.68	2,620	(1,910,878)	38,650	(1,949,528)
United States Steel Corp., 6.650%, 6/01/37, 12/20/21*	5.00	4.16	700	26,685	(56,142)	82,827
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/21*	5.00	3.62	490	30,583	22,310	8,273
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/21*	5.00	3.62	685	42,754	34,189	8,565
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/21*	5.00	3.62	294	18,350	13,396	4,954
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/21*	5.00	3.62	441	27,524	17,265	10,259
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/21*	5.00	3.62	196	12,233	5,189	7,044
CMBX.NA.BB Series 6, 5/11/63*	5.00	8.05	2,929	(385,803)	(461,030)	75,227
CMBX.NA.BB Series 6, 5/11/63*	5.00	8.05	2,071	(272,725)	(325,903)	53,178
CMBX.NA.BB Series 6, 5/11/63*	5.00	8.05	10,000	(1,317,055)	(1,585,696)	268,641
CMBX.NA.BB Series 6, 5/11/63*	5.00	8.05	13,500	(1,778,025)	(2,137,814)	359,789
CMBX.NA.BB Series 6, 5/11/63*	5.00	8.05	5,000	(658,528)	(918,768)	260,240
CMBX.NA.BB Series 6, 5/11/63*	5.00	8.05	5,000	(657,139)	(877,310)	220,171

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iHeartCommunications, Inc., 6.875%, 6/15/18, 6/20/21*	5.00%	114.11%	$545	$(299,289)	$(316,800)	$17,511
Morgan Stanley Capital Services LLC
CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	10,000	(538,167)	(118,297)	(419,870)

				$(8,704,953)	$(8,056,174)	$(648,779)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Bank of America, NA
iBoxx $ Liquid High Yield Index	11,278	LIBOR	$2,842	3/20/17	$13,215
Barclays Bank PLC
Barclays Weekly Short Variance US Strategy	69,654	LIBOR	11,590	1/13/17	65,029
Citibank, NA
iBoxx $ Liquid High Yield Index	14,188	LIBOR	3,574	3/20/17	17,954
Goldman Sachs International
iBoxx $ Liquid High Yield Index	38,578	LIBOR	9,683	3/20/17	83,738
iBoxx $ Liquid High Yield Index	11,321	LIBOR	2,828	3/20/17	38,143
iBoxx $ Liquid High Yield Index	22,493	LIBOR	5,657	3/20/17	37,591
iBoxx $ Liquid High Yield Index	11,272	LIBOR	2,842	3/20/17	11,802
iBoxx $ Liquid High Yield Index	11,251	LIBOR	2,841	3/20/17	7,566
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	22,774	LIBOR	5,658	3/20/17	95,731
iBoxx $ Liquid High Yield Index	22,471	LIBOR	5,657	3/20/17	44,199
iBoxx $ Liquid High Yield Index	22,496	LIBOR	5,683	3/20/17	12,318
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	27,287	LIBOR	6,793	3/20/17	115,101
iBoxx $ Liquid High Yield Index	26,994	LIBOR	6,793	3/20/17	41,069
iBoxx $ Liquid High Yield Index	11,206	LIBOR	2,820	3/20/17	17,049

					$600,505

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price		Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA
Euro Stoxx 50 1/27/17*	EUR	16.55	EUR	86	$(11,675)	$	– 0	–	$(11,675)
Euro Stoxx 50 1/13/17*		16.20		205	99,042		– 0	–	99,042
NASDAQ 100 1/6/17*		$13.10		$109	(45,548)		– 0	–	(45,548)
Russell 2000 Index 1/6/17*		16.80		139	21,257		– 0	–	21,257
Deutsche Bank AG
S&P 500 Index 1/6/17*		11.50		116	9,451		– 0	–	9,451
Goldman Sachs International
Hang Seng Index 1/13/17*	HKD	16.01	HKD	934	41,103		– 0	–	41,103
NASDAQ 100 1/13/17*		$15.70		$134	49,320		– 0	–	49,320
Nikkei 225 Index 1/27/17*	JPY	21.10	JPY	5,540	(971)		– 0	–	(971)
Nikkei 225 Index 1/13/17*		18.70		7,638	27,648		– 0	–	27,648
Russell 2000 Index 1/13/17*		$19.35		$165	71,992		– 0	–	71,992
S&P/ASX 200 Index 1/13/17*	AUD	12.61	AUD	191	(20,773)		– 0	–	(20,773)
JPMorgan Chase Bank, NA
Hang Seng Index 1/26/17*	HKD	17.25	HKD	821	12,563		– 0	–	12,563
S&P/ASX 200 Index 1/19/17*	AUD	11.90	AUD	261	23,276		– 0	–	23,276

					$276,685	$	– 0	–	$276,685

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at December 31, 2016
Barclays Capital, Inc.†	2,265	USD	(2.00	)%*	—	$2,261,731
Barclays Capital, Inc.†	3,176	USD	(2.00	)%*	—	3,166,898
Barclays Capital, Inc.†	1,281	USD	(1.50	)%*	—	1,280,043
Barclays Capital, Inc.†	1,537	USD	(0.25	)%*	—	1,536,352
Credit Suisse Securities (USA) LLC†	922	USD	(3.25	)%*	—	917,363
Credit Suisse Securities (USA) LLC†	609	USD	(2.75	)%*	—	603,402
Credit Suisse Securities (USA) LLC†	713	EUR	(1.25	)%*	—	747,344
Credit Suisse Securities (USA) LLC†	1,566	EUR	(1.20	)%*	—	1,644,243
Credit Suisse Securities (USA) LLC†	1,260	USD	0.00%		—	1,260,033
Credit Suisse Securities (USA) LLC†	1,717	USD	0.00%		—	1,717,144
HSBC Securities (USA) Inc.	40,150	USD	0.80%		1/10/17	40,228,516
HSBC Securities (USA) Inc.	37,930	USD	0.80%		1/17/17	37,992,624
ING Financial Markets LLC†	346	USD	(2.00	)%*	—	346,152

Broker	Principal Amount (000)	Currency	Interest Rate	Maturity	U.S. $ Value at December 31, 2016
ING Financial Markets LLC†	290	USD	(1.50)%*	—	$289,145
RBC Capital Markets†	896	USD	0.00%	—	895,520
RBC Capital Markets†	793	USD	0.20%	—	793,357

					$95,679,867

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2016.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous		Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Investment Grade	$1,883,445		$	– 0	–	$	– 0	–	$	– 0	–	$1,883,445
Corporates - Non-Investment Grade	15,575,282			– 0	–		– 0	–		– 0	–	15,575,282
Governments - Treasuries	– 0	–		78,221,140			– 0	–		– 0	–	78,221,140

Total	$17,458,727			$78,221,140		$	– 0	–	$	– 0	–	$95,679,867

**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $422,302,286 or 36.3% of net assets.
(b)	Non-income producing security.
(c)	Defaulted.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.40% of net assets as of December 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Avaya, Inc.
10.50%, 3/01/21	8/31/15 – 12/07/16	$947,821	$1,210,450	0.10%
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4B
5.796%, 6/24/50	10/06/09	2,742,102	3,544,800	0.31%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
7.256%, 4/25/26	4/29/16	3,572,166	3,620,601	0.31%
Bellemeade Re II Ltd. Series 2016-1A, Class B1
12.756%, 4/25/26	4/29/16	282,749	290,697	0.03%
Bellemeade Re Ltd. Series 2015-1A, Class M2
5.056%, 7/25/25	7/27/15	1,220,000	1,228,428	0.11%
Creditcorp
12.00%, 7/15/18	6/28/13	1,295,531	1,027,000	0.09%
Curo Group Holdings Corp.
12.00%, 11/15/17	2/11/13	1,711,000	1,454,350	0.13%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10	6,370,039	5,796,444	0.50%
Exide Technologies
7.00%, 4/30/25	4/30/15 – 12/01/16	83,612	78,797	0.01%
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35	3/04/16	1,941,341	2,207,286	0.19%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Golden Energy Offshore Services AS
5.00%, 12/31/17	5/14/14	1,244,357	212,200	0.02%
iPayment, Inc.
9.50%, 12/15/19	12/29/14	2,313,570	2,372,526	0.20%
Liberty Tire Recycling LLC
11.00%, 3/31/21	9/23/10	1,706,101	937,600	0.08%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13	2,295,760	286	0.00%
Pacific Drilling SA
5.375%, 6/01/20	4/30/14 – 9/03/14	2,398,488	879,120	0.08%
Paragon Offshore PLC
6.75%, 7/15/22	7/11/14	933,000	163,275	0.01%
Paragon Offshore PLC
7.25%, 8/15/24	7/11/14 – 9/03/14	3,668,524	650,825	0.06%
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18	5/14/12	780,084	744,935	0.06%
Texas Competitive/TCEH
11.50%, 10/01/20	4/14/11	0	0	0.00%
Vantage Drilling International
10.00%, 12/31/20	2/10/16	81,950	78,300	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/23/14	1,408,980	178,875	0.02%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	6/09/14	992,873	127,875	0.01%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	2/12/14	477,417	126,000	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	1/29/14	838,866	121,176	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
6.256%, 11/25/25	9/28/15	617,152	616,261	0.05%

(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Helicopter SA
9.25%, 10/15/2020	10/02/12	$3,554,154	$2,977,965	0.26%
CHC Helicopter SA
9.375%, 06/01/2021	2/14/16	20,974	110,942	0.01%
Exide Technologies Series AI
11.00%, 04/30/2020	4/30/15 – 12/01/16	3,582,789	2,967,300	0.26%
Exide Technologies	4/30/15	28,931	11,440	0.00%
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/2019	8/01/13 – 9/18/13	749,106	323,635	0.03%
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 04/15/2020	6/29/10	809,731	342,855	0.03%
Momentive Performance Materials, Inc.
8.875%, 10/15/2020	10/11/12	2	0	0.00%
Mt. Logan Re Ltd.
(Preference Shares)	12/30/14	2,953,000	3,075,386	0.26%

(f)	Fair valued by the Adviser.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2016.
(h)	Convertible security.
(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(j)	Illiquid security.

(k)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2016.
(l)	Variable rate coupon, rate shown as of December 31, 2016.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2016.
(o)	Inverse interest only security.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2016.
(s)	IO - Interest Only.
(t)	Effective prepayment date of April 2017.
(u)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(v)	The company invests on a global basis in multiple asset classes including (but not limited to) private equity debt securities, property-related assets and private equity securities including warrants and preferred stock.
(w)	One contract relates to 1 share.
(x)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(y)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(z)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $64,530,033 and gross unrealized depreciation of investments was $(78,842,752), resulting in net unrealized depreciation of $(14,312,720).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

12MTA	-	12 Month Treasury Average
ABS	-	Asset-Backed Securities

ASX	-	Australian Stock Exchange
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CMBX.NA	-	North American Commercial Mortgage-Backed Index
CME	-	Chicago Mercantile Exchange
EURIBOR	-	Euro Interbank Offered Rate
H15T	-	U.S. Treasury Yield Curve Rate T Note Constant Maturity
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swap
LIBOR	-	London Interbank Offered Rates
NASDAQ	-	National Association of Securities Dealers Automated Quotations
REIT	-	Real Estate Investment Trust
TIIE	-	Banco de México Equilibrium Interbank Interest Rate

COUNTRY BREAKDOWN*

66.2%	United States
4.9%	Brazil
2.7%	United Kingdom
2.4%	Canada
1.4%	France
1.3%	Argentina
1.3%	Luxembourg
1.2%	Mexico
1.2%	Indonesia
1.2%	South Africa
1.1%	Dominican Republic
1.1%	Ireland
0.9%	Colombia
10.5%	Other
2.6%	Short-Term

100.0%

*	All data are as of December 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Angola, Australia, Barbados, Cameroon, Cayman Islands, Chile, Croatia, Denmark, Ecuador, El Salvador, Ethiopia, Euro Zone, Finland, Gabon, Germany, Ghana, Guatemala, Hong Kong, India, Iraq, Italy, Ivory Coast, Jamaica, Jordan, Kenya, Lebanon, Macau, Mongolia, Netherlands, New Zealand, Nigeria, Norway, Pakistan, Peru, Portugal, Russia, Serbia, Spain, Sri Lanka, Switzerland, Trinidad & Tobago, Turkey, United Arab Emirates, Venezuela and Zambia.

AB Global High Income Fund

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$526,328,212		$6,889,863	#	$533,218,075
Collateralized Mortgage Obligations		– 0	–	149,772,161		– 0	–	149,772,161
Governments - Treasuries		– 0	–	138,790,519		– 0	–	138,790,519
Corporates - Investment Grade		– 0	–	89,316,507		– 0	–#	89,316,507
Emerging Markets - Sovereigns		– 0	–	57,377,009		– 0	–	57,377,009
Bank Loans		– 0	–	42,774,464		5,348,709		48,123,173
Emerging Markets - Treasuries		– 0	–	45,051,422		– 0	–	45,051,422
Commercial Mortgage-Backed Securities		– 0	–	3,538,741		36,968,785		40,507,526
Emerging Markets - Corporate Bonds		– 0	–	23,554,368		184,660		23,739,028
Asset-Backed Securities		– 0	–	754,379		12,669,085		13,423,464
Governments - Sovereign Agencies		– 0	–	12,960,181		– 0	–	12,960,181
Preferred Stocks		4,277,088		1,467,783		6,797,554		12,542,425
Governments - Sovereign Bonds		– 0	–	10,459,536		– 0	–	10,459,536
Whole Loan Trusts		– 0	–	– 0	–	8,811,155		8,811,155
Common Stocks		2,813,241		– 0	–	4,120,639	#	6,933,880
Inflation-Linked Securities		– 0	–	3,657,743		2,207,286		5,865,029
Local Governments - Municipal Bonds		– 0	–	5,433,711		– 0	–	5,433,711
Quasi-Sovereigns		– 0	–	5,039,571		– 0	–	5,039,571
Local Governments - Regional Bonds		– 0	–	4,649,648		– 0	–	4,649,648
Warrants		244,525		– 0	–	526,765	#	771,290
Options Purchased - Calls		– 0	–	476,019		– 0	–	476,019
Options Purchased - Puts		– 0	–	294,826		– 0	–	294,826
Short-Term Investments:
Investment Companies		27,743,555		– 0	–	– 0	–	27,743,555
Time Deposits		– 0	–	4,096,910		– 0	–	4,096,910

Investments valued at NAV**								1,884,160

Total Investments in Securities		35,078,409		1,125,793,710		84,524,501		1,247,280,780
Other Financial Instruments*:
Assets
Futures		48,024		72,284		– 0	–	120,308
Forward Currency Exchange Contracts		– 0	–	8,657,758		– 0	–	8,657,758
Centrally Cleared Credit Default Swaps		– 0	–	1,303,133		– 0	–	1,303,133
Centrally Cleared Interest Rate Swaps		– 0	–	356,456		– 0	–	356,456
Credit Default Swaps		– 0	–	2,495,117		– 0	–	2,495,117
Total Return Swaps		– 0	–	600,505		– 0	–	600,505
Variance Swaps		– 0	–	355,652		– 0	–	355,652
Liabilities
Futures		(210,875)		– 0	–	– 0	–	(210,875)
Forward Currency Exchange Contracts		– 0	–	(3,232,731)		– 0	–	(3,232,731)
Put Options Written		– 0	–	(195,039)		– 0	–	(195,039)
Credit Default Swaptions Written		– 0	–	(44,122)		– 0	–	(44,122)
Interest Rate Swaptions Written		– 0	–	(192,340)		– 0	–	(192,340)
Currency Options Written		– 0	–	(848,606)		– 0	–	(848,606)
Centrally Cleared Credit Default Swaps		– 0	–	(598,849)		– 0	–	(598,849)
Centrally Cleared Interest Rate Swaps		– 0	–	(542,395)		– 0	–	(542,395)
Credit Default Swaps		– 0	–	(3,143,896)		– 0	–	(3,143,896)
Variance Swaps		– 0	–	(78,967)		– 0	–	(78,967)

Total^		$34,915,558		$1,130,757,670		$84,524,501		$1,252,081,889

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written and swaptions written which are valued at market value.

**	In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. Accordingly, the total investments with a fair value of $1,884,160 have not been categorized in the fair value hierarchy.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#			Collateralized Mortgage Obligations			Corporates - Investment Grade#			Bank Loans
Balance as of 3/31/16		$11,980,493			$124,373,877		$	– 0	–	$44,857,230
Accrued discounts/(premiums)		243,291			(2,521)			2,558		14,667
Realized gain (loss)		(847,985)			476,352			– 0	–	22,468
Change in unrealized appreciation/depreciation		(403,643)			(23,705)			(2,558)		(721,553)
Purchases/Payups		1,079,879			1,560,837			– 0	–	2,615,194
Sales/Paydowns		(5,162,172)			(6,401,568)			– 0	–	(16,242,655)
Transfers into Level 3		– 0	–		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		(119,983,272)			– 0	–	(25,196,642)

Balance as of 12/31/16		$6,889,863		$	– 0	–	$	– 0	–	$5,348,709

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16		$(1,271,895)		$	– 0	–		$(2,558)		$(833,815)

	Emerging Markets - Treasuries			Commercial Mortgage-Backed Securities			Emerging Markets - Corporate Bonds			Asset-Backed Securities
Balance as of 3/31/16		$6,077,589			$42,475,788			$235,021		$10,961,301
Accrued discounts/(premiums)		– 0	–		111,750			– 0	–	185,054
Realized gain (loss)		– 0	–		699,892			– 0	–	302,961
Change in unrealized appreciation/depreciation		– 0	–		(913,194)			(50,361)		94,410
Purchases/Payups		– 0	–		– 0	–		– 0	–	2,469,956
Sales/Paydowns		– 0	–		(5,405,451)			– 0	–	(1,344,597)
Transfers into Level 3		– 0	–		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		(6,077,589)			– 0	–		– 0	–	– 0	–

Balance as of 12/31/16	$	– 0	–		$36,968,785			$184,660		$12,669,085

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$	– 0	–		$(281,544)			$(50,362)		$94,410

	Preferred Stocks		Whole Loan Trusts		Common Stocks#		Inflation-Linked Securites
Balance as of 3/31/16	$ – 0	–	$10,442,733		$6,953,397		$	– 0	–
Accrued discounts/(premiums)	– 0	–	13,907		– 0	–		2,795
Realized gain (loss)	– 0	–	(384,034)		67,213			– 0	–
Change in unrealized appreciation/depreciation	288,214		(1,245,178)		(256,367)			145,548
Purchases/Payups	6,509,340		1,503,287		280,802			– 0	–
Sales/Paydowns	– 0	–	(1,519,560)		(2,924,406)			– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–		2,058,943
Transfers out of Level 3	– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 12/31/16	$6,797,554		$8,811,155		$4,120,639			$2,207,286

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$288,214		$(1,245,178)		$(184,666)			$145,548

	Warrants#		Total
Balance as of 3/31/16	$310,786		$258,668,215
Accrued discounts/(premiums)	– 0	–	571,501
Realized gain (loss)	– 0	–	336,867
Change in unrealized appreciation/depreciation	(39,269)		(3,127,656)
Purchases/Payups	255,248		16,274,543
Sales/Paydowns	– 0	–	(39,000,409)
Transfers into Level 3	– 0	–	2,058,943
Transfers out of Level 3	– 0	–	(151,257,503)

Balance as of 12/31/16	$526,765		$84,524,501	+

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(39,269)		(3,381,115)

#	The Fund held securities with zero market value during the reporting period.
+	An amount of $151,257,503 was transferred out of Level 3 into Level 2 as improved transparency of price inputs has increased the observability of such inputs during the reporting period. There were di minimis transfers from Level 2 to Level 3 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at December 31, 2016. Securities priced by the third party vendors or using prior transaction, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/16			Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade	$	– 0	–	Qualitative Assessment		$0.00/N/A

	Fair Value at 12/31/16	Valuation Technique	Unobservable Input	Range/ Weighted Average
Bank Loans	$462,636	Market Approach	EBITDA* Projection	$19mil – $40mil/N/A
			EBITDA* Multiples	5X/N/A
			Scrap Value	$110mil/N/A
Whole Loan Trusts	$1,750,774	Discounted Cash Flow	Level Yield	13.45%/N/A
			Discount Rate	13.45%/N/A
	$1,738,410	Market Approach	Underlying NAV of the Collatereal	$95.97/N/A
	$1,112,936	Recovery Analysis	Cumulative Loss	<20%/N/A
	$1,010,388	Recovery Analysis	Delinquency Rate	<4%/N/A
	$735,188	Recovery Analysis	Delinquency Rate	<4%/N/A
			Discount Rate	12.99%/N/A
	$426,077	Recovery Analysis	Cumulative Loss	<20%/N/A
	$317,744	Recovery Analysis	Delinquency Rate	<5%/N/A
			Collateralization	1.1X/N/A
	$227,892	Recovery Analysis	Pro-Rata Appraisal Value of Collateral	$4,400,000/N/A
	$91,872	Recovery Analysis	Pro-Rata Appraisal Value of Collateral	$4,500,000/N/A
	$79,223	Recovery Analysis	Pro-Rata Appraisal Value of Collateral	$5,200,000/N/A

$7,490,504

	Fair Value at 12/31/16	Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stocks	$598,197	Market Approach	EBITDA* Projection	$94mm/N/A
			EBITDA* Multiples	8.5X/N/A
	$2,820	Market Approach	EBITDA* Projection	$316 mm/N/A
			EBITDA* Multiples	12.8X/N/A
	$211,266	Market Approach	EBITDA* Projection	$33 mm/N/A
			EBITDA* Multiples	5.3X – 7.3X/6.3X

$812,283

Warrants	$310,786	Option Pricing Model	Exercise Price	$6.64/N/A
			Expiration Date	June, 2019/N/A
			EV Volatility %	50.0%/N/A

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Underlying NAV of the Collateral, Appraisal Value, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Level Yield, Discount Rate, Cumulative Loss, Delinquency Rate, Cash Flow Yield and EV Volatility % in isolation would be expected to result in a significant lower (higher) fair value measurement.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the nine months ended December 31, 2016 is as follows:

Market Value March 31, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value December 31, 2016 (000)	Dividend Income (000)
$11,127	$257,745	$241,128	$27,744	$49

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 24, 2017